UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31, 2006

Date of reporting period:	January 31, 2007

Item 1. Schedule of Investments.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 63.8%
Adjustable Rate FHLMC(a) — 2.3%
$7,837,244	3.489%	09/01/33	$7,667,529
5,481,566	4.582	08/01/35	5,415,128

			13,082,657

Adjustable Rate FNMA(a) — 4.4%
14,716,108	5.188	11/25/28	14,744,699
215,686	4.487	03/01/33	217,718
4,087,672	3.850	10/01/33	4,052,517
6,369,670	4.329	01/01/35	6,261,385

			25,276,319

Adjustable Rate GNMA(a) — 2.4%
238,549	5.375	06/20/23	239,942
116,221	5.750	07/20/23	117,099
118,178	5.750	08/20/23	119,074
302,956	5.750	09/20/23	305,252
86,438	5.375	03/20/24	87,005
815,312	5.375	04/20/24	819,624
106,049	5.375	05/20/24	106,662
816,489	5.375	06/20/24	821,975
435,351	5.750	07/20/24	439,503
629,313	5.750	08/20/24	635,437
204,473	5.750	09/20/24	206,346
224,766	5.125	11/20/24	228,009
198,227	5.125	12/20/24	201,020
166,807	5.375	01/20/25	168,294
85,542	5.375	02/20/25	86,308
280,229	5.375	05/20/25	282,536
185,311	5.750	07/20/25	187,360
131,252	5.375	02/20/26	132,190
5,449	5.750	07/20/26	5,501
336,280	5.375	01/20/27	339,253
117,418	5.375	02/20/27	118,281
945,680	5.375	04/20/27	952,138
107,862	5.375	05/20/27	108,501
113,736	5.375	06/20/27	114,402
33,377	5.125	11/20/27	33,799
142,383	5.125	12/20/27	144,172
285,901	5.375	01/20/28	288,152
109,003	5.250	02/20/28	109,475
104,878	5.375	03/20/28	105,669
782,017	5.500	07/20/29	784,783
277,863	5.500	08/20/29	278,847
117,189	5.500	09/20/29	117,649
345,196	5.125	10/20/29	350,064
417,326	5.125	11/20/29	423,274
119,178	5.125	12/20/29	120,865
160,327	5.250	01/20/30	161,242
79,593	5.250	02/20/30	80,048
285,870	5.250	03/20/30	287,501
513,121	5.375	04/20/30	517,124
1,297,651	5.375	05/20/30	1,308,571
124,959	5.375	06/20/30	125,845
971,020	5.500	07/20/30	977,599
138,075	5.500	09/20/30	139,005
315,270	4.875	10/20/30	317,095

			13,492,491

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(a) — 7.5%
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-5, Class 1A1
$94,572	5.949%	08/25/33	$95,447
Countrywide Alternative Loan Trust Series 2005-59, Class 1A1
4,222,960	5.680	11/20/35	4,236,510
Countrywide Home Loans Series 2003-37, Class 1A1
130,722	5.848	08/25/33	130,631
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
457,297	5.100	03/25/33	454,909
Harborview Mortgage Loan Trust Series 2005-10, Class 2A1A
1,337,597	5.630	11/19/35	1,341,508
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
1,572,531	5.560	01/19/36	1,576,271
Impac CMB Trust Series 2004-8, Class 1A
896,543	5.680	10/25/34	904,139
JP Morgan Mortgage Trust Series 2007-A1, Class 1A1
2,000,000	4.202	07/25/35	1,961,875
JP Morgan Mortgage Trust Series 2007-A1, Class 2A2
2,000,000	4.768	07/25/35	1,977,562
JP Morgan Mortgage Trust Series 2007-A1, Class 4A2
1,000,000	4.071	07/25/35	979,688
JP Morgan Mortgage Trust Series 2007-A1, Class 5A2
2,000,000	4.771	07/25/35	1,980,000
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
339,737	5.700	11/25/34	340,485
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
2,616,302	5.780	11/25/29	2,620,731
Sequoia Mortgage Trust Series 2004-09, Class A2
1,619,393	5.799	10/20/34	1,622,200
Structured Adjustable Rate Mortgage Loan Series 2004-1, Class 3A3
143,515	6.494	02/25/34	144,952
Structured Adjustable Rate Mortgage Loan Series 2004-5, Class 1A
2,034,327	4.473	05/25/34	2,034,406
Structured Asset Securities Corp. Series 2003-24A, Class 1A3
1,142,108	5.000	07/25/33	1,142,511
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
1,752,829	4.700	11/25/33	1,745,433
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR11, Class A1A
3,688,804	5.640	08/25/45	3,698,095
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR13, Class 1A
4,151,084	5.763	10/25/46	4,163,084
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR19, Class 1A
977,528	5.623	01/25/47	977,528
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
5,635,417	4.988	10/25/35	5,632,764
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A3
3,523,319	5.604	07/25/36	3,504,966

			43,265,695

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
CMBS — 8.1%
Interest Only(a)(b)(c) — 0.5%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2
$19,672,041	1.246%	03/13/40	$726,794
CS First Boston Mortgage Securities Corp. Series 2003-C3, Class ASP
12,736,999	1.765	05/15/38	514,273
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C1, Class X2
21,988,469	0.992	01/15/38	632,397
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2
23,010,567	1.481	02/11/36	981,161

			2,854,625

Sequential Fixed Rate — 7.6%
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4
10,000,000	5.180	09/10/47	9,821,928
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class A4
10,000,000	5.226	07/15/44	9,869,075
CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3
501,833	6.550	01/17/35	504,555
First Union National Bank Commercial Mortgage Trust Series 2000-C2, Class A2
9,500,000	7.202	10/15/32	9,982,206
GMAC Commercial Mortgage Securities, Inc. Series 2002-C1, Class A2
8,000,000	6.278	11/15/39	8,260,115
Morgan Stanley Capital I
5,000,000	5.514	11/12/49	5,048,400

			43,486,279

TOTAL CMBS			$46,340,904

CMO — 3.5%
Interest Only(b) — 0.1%
Countrywide Home Loan Trust Series 2003-42, Class 2X1(a)
922,063	0.364	10/25/33	4,122
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
141,036	5.500	06/25/33	8,790
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(a)
275,857	0.782	07/25/33	1,453
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(a)
320,374	0.605	08/25/33	1,807
FNMA Series 151, Class 2
27,912	9.500	07/25/22	6,853
FNMA Series 2004-47, Class EI(a)
3,650,626	0.000	06/25/34	97,352
FNMA Series 2004-62, Class DI(a)
1,636,364	0.000	07/25/33	48,753
FNMA Series 2004-71, Class DI(a)
2,745,850	0.000	04/25/34	72,995

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Interest Only(b) — (continued)
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
$97,510	0.676%	08/25/33	$876
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
34,673	1.153	07/25/33	566
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR04, Class X1(a)
2,262,817	1.181	01/25/08	21,380
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR12, Class X(a)
5,710,509	0.484	02/25/34	36,452
Washington Mutual Series 2003-AR07, Class X(a)
1,308,025	0.940	06/25/08	11,876

			313,275

Inverse Floaters(a) — 0.1%
GNMA Series 2001-48, Class SA
94,257	9.198	10/16/31	104,409
GNMA Series 2001-51, Class SA
75,092	9.447	10/16/31	82,461
GNMA Series 2001-51, Class SB
94,233	9.198	10/16/31	104,194
GNMA Series 2001-59, Class SA
81,681	9.035	11/16/24	90,221
GNMA Series 2002-13, Class SB
320,927	12.740	02/16/32	391,403

			772,688

Planned Amortization Class — 0.3%
FHLMC Series 2590, Class NV
2,000,000	5.000	03/15/18	1,949,709

Principal Only(d) — 1.3%
FHLMC Series 235, Class PO
4,659,144	0.000	02/01/36	3,427,210
FNMA REMIC Trust Series G-35, Class N
24,018	0.000	10/25/21	19,660
FNMA Series 363, Class 1
4,983,089	0.000	11/01/35	3,682,489

			7,129,359

Regular Floater(a) — 0.1%
FHLMC Series 1760, Class ZB
272,938	4.000	05/15/24	267,923

Sequential Fixed Rate — 1.6%
FHLMC Series 2329, Class ZA
5,283,686	6.500	06/15/31	5,412,801
FNMA REMIC Series 1993-78, Class H
27,579	6.500	06/25/08	27,629
FNMA REMIC Trust Series 1994-42, Class ZQ
3,079,830	7.000	04/25/24	3,152,817
FNMA Series 2001-53, Class GH
748,115	8.000	09/25/16	784,404

			9,377,651

TOTAL CMO			$19,810,605

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — 12.7%
$1,854,027	5.500%	12/01/08	$1,854,244
128,188	7.000	06/01/09	129,891
1,240,403	6.500	12/01/13	1,266,332
48,471	4.000	02/01/14	46,691
33,524	6.500	02/01/14	34,224
752,874	4.000	03/01/14	725,034
145,629	4.000	04/01/14	140,197
4,648,691	7.500	11/01/14	4,825,151
21,553	7.000	02/01/15	22,130
2,214,810	5.500	07/01/15	2,211,639
222,537	8.000	07/01/15	233,619
34,448	7.000	01/01/16	35,352
86,575	7.000	02/01/16	88,847
659,068	4.500	05/01/18	633,837
564,134	5.500	05/01/18	562,809
154,400	4.500	06/01/18	148,489
2,809,839	5.500	06/01/18	2,803,239
627,635	4.500	09/01/18	603,607
459,328	4.500	10/01/18	441,744
472,898	4.500	11/01/18	454,793
11,741,270	4.500	12/01/18	11,291,775
2,370,120	5.000	12/01/18	2,323,649
173,009	4.500	01/01/19	166,385
342,121	4.500	03/01/19	328,862
13,911,683	4.000	06/01/19	13,032,471
8,442,150	4.500	06/01/19	8,118,956
679,008	5.000	06/01/19	664,443
6,858,241	5.000	11/01/19	6,717,986
934,110	4.500	02/01/20	897,447
29,098	6.500	08/01/22	29,653
1,778,359	4.500	10/01/23	1,676,711
22,848	7.500	03/01/27	23,775
1,088,111	6.500	07/01/28	1,105,847
6,087,879	6.500	12/01/29	6,241,307
19,257	8.000	07/01/30	20,010
58,343	7.500	12/01/30	60,588
6,141	7.500	01/01/31	6,378
457,880	7.000	04/01/31	472,715
277,427	6.500	07/01/31	284,418
1,932,685	6.000	05/01/33	1,946,542

			72,671,787

FNMA — 22.9%
4,375,728	6.246	12/01/08	4,403,897
720,393	5.500	05/01/09	718,017
555,075	4.500	03/01/13	542,285
249,653	4.500	05/01/13	243,813
326,213	4.000	06/01/13	314,577
522,234	4.500	06/01/13	509,922
435,301	4.000	07/01/13	419,776
545,395	4.500	07/01/13	532,436
603,851	4.000	08/01/13	582,154
257,409	4.500	08/01/13	251,246
892,694	4.000	09/01/13	860,368
1,074,841	4.500	09/01/13	1,048,931
1,803,299	4.000	10/01/13	1,737,436
882,831	4.000	04/01/14	848,759
4,199,726	5.500	09/01/14	4,198,678

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$140,048	7.000%	03/01/15	$144,044
42,931	8.000	01/01/16	44,844
720,163	5.000	11/01/17	706,789
24,682,604	5.000	12/01/17	24,213,889
4,387,782	5.000	01/01/18	4,306,670
5,556,204	5.000	02/01/18	5,450,867
4,893,655	5.000	03/01/18	4,797,228
665,141	4.500	04/01/18	639,776
1,787,270	5.000	04/01/18	1,753,168
3,028,695	4.500	05/01/18	2,914,555
650,063	5.000	05/01/18	637,255
5,573,570	4.500	06/01/18	5,362,089
2,969,131	5.000	06/01/18	2,910,666
436,067	4.500	07/01/18	419,420
144,185	5.000	07/01/18	141,344
11,759,188	4.000	08/01/18	11,025,543
511,842	4.500	08/01/18	492,058
120,864	5.000	08/01/18	118,482
856,023	4.500	09/01/18	823,763
1,708,132	5.000	09/01/18	1,676,068
6,967,125	4.500	10/01/18	6,697,996
8,722,073	5.000	10/01/18	8,558,347
628,279	4.500	11/01/18	604,600
4,131,221	5.000	11/01/18	4,053,595
819,031	4.500	12/01/18	788,135
1,697,277	5.500	12/01/18	1,694,482
162,993	4.500	01/01/19	156,851
229,157	4.500	03/01/19	220,520
3,304,912	5.000	04/01/19	3,242,873
146,439	4.500	06/01/19	140,779
3,537,923	5.000	06/01/19	3,471,511
1,908,504	4.500	09/01/19	1,836,580
544,902	4.500	03/01/20	524,367
1,423,568	4.500	04/01/20	1,369,920
6,265,352	4.500	10/01/23	5,894,700
14,182	7.500	03/01/24	14,790
49,887	6.500	10/01/28	51,176
59,586	6.500	11/01/28	61,121
22,825	7.500	07/01/29	23,702
1,850	7.500	08/01/29	1,921
9,898	7.500	10/01/29	10,279
69	7.500	01/01/30	71
3,771	7.500	02/01/30	3,915
16,026	7.500	03/01/30	16,715
739,459	7.000	07/01/31	756,578
14,115	6.500	01/01/34	14,437
966,810	7.500	08/01/35	1,001,468
2,565,542	7.500	10/01/35	2,657,511
251,942	7.500	04/01/36	260,974
860,177	7.500	05/01/36	890,767
681,202	7.500	09/01/36	705,427

			131,516,921

TOTAL MORTGAGE- BACKED OBLIGATIONS			$365,457,379

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Agency Debentures — 18.9%
FFCB
$6,838,000	4.100%	07/21/08	$6,734,835
10,000,000	4.200	02/23/09	9,822,400
11,000,000	4.450	06/11/09	10,840,863
7,000,000	7.375	02/09/10	7,455,021
9,000,000	4.750	11/06/12	8,840,349
FHLB
15,560,000	4.100	06/13/08	15,337,772
3,900,000	3.500	02/13/09	3,777,046
1,500,000	7.625	05/14/10	1,612,886
8,400,000	4.500	09/14/12	8,137,047
FHLMC
10,390,000	4.250	06/23/08	10,258,224
11,000,000	4.480	09/19/08	10,877,342
FNMA
5,000,000	6.625	09/15/09	5,185,871
New Valley Generation II
3,416,362	5.572	05/01/20	3,401,605
Small Business Administration
508,841	6.700	12/01/16	523,009
433,271	7.150	03/01/17	448,512
329,548	7.500	04/01/17	343,238
179,196	7.300	05/01/17	186,165
140,645	6.800	08/01/17	144,874
324,539	6.300	05/01/18	331,946
294,884	6.300	06/01/18	301,699
Tennessee Valley Authority
4,000,000	5.375	04/01/56	3,976,848

TOTAL AGENCY DEBENTURES			$108,537,552
Asset-Backed Securities — 1.8%
Home Equity(a) — 1.7%
Carrington Mortgage Loan Trust Series 2005-OPT2, Class A1B
$567,745	5.470%	05/25/35	$567,745
Citigroup Mortgage Loan Trust, Inc. Series 2004-OPT1, Class A2
1,048,800	5.680	10/25/34	1,048,833
Countrywide Home Equity Loan Trust Series 2004-I, Class A
1,319,588	5.610	02/15/34	1,323,306
Countrywide Home Equity Loan Trust Series 2004-Q, Class 2A
1,368,939	5.620	12/15/33	1,372,237
Countrywide Home Equity Loan Trust Series 2005-B, Class 2A
1,474,699	5.500	05/15/35	1,475,856
Master Asset Backed Securities Trust Series 2005-WMC1, Class A4
3,272,719	5.510	03/25/35	3,273,774
Popular Asset Backed Securities Mortgage Pass-Through Trust Series 2004-5, Class AV2
724,809	5.660	12/25/34	725,602
Securitized Asset Backed Receivables LLC Trust Series 2004-OP2, Class A2
227,400	5.670	08/25/34	227,655

			10,015,008

Manufactured Housing — 0.1%
Mid-State Trust Series 4, Class A
278,051	8.330	04/01/30	293,029

TOTAL ASSET-BACKED SECURITIES			$10,308,037

Principal	Interest	Maturity
Amount	Rate	Date	Value
U.S. Treasury Obligations — 3.7%
United States Treasury Inflation Protected Securities
$1,865,172	1.875%	07/15/13	$1,807,762
2,779,504	2.000	07/15/14	2,704,819
2,589,975	1.875	07/15/15	2,489,199
1,097,591	2.500	07/15/16	1,108,479
United States Treasury Notes
11,600,000	4.875	10/31/08	11,582,136
1,700,000	5.125	05/15/16	1,736,456

TOTAL U.S. TREASURY OBLIGATIONS			$21,428,851
Insured Revenue Bonds — 1.4%
New Jersey Economic Development Authority Series A (MBIA)
$2,000,000	7.425%	02/15/29	$2,444,300
Sales Tax Asset Receivable Taxable Series B (FSA)
5,500,000	3.600	10/15/08	5,357,000

TOTAL INSURED REVENUE BONDS			$7,801,300

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 89.6%			$513,533,119
Repurchase Agreement(e) — 9.5%
Joint Repurchase Agreement Account II
$54,700,000	5.280%	02/01/07	$54,700,000
Maturity Value: $54,708,023

TOTAL INVESTMENTS — 99.1%			$568,233,119

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%			5,139,610

NET ASSETS — 100.0%			$573,372,729

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2007.

(b) Represents security with notional principal amount. The actual effective yield of this security is different than the stated interest rate.

(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 2,854,625, which represents approximately 0.5% of net assets as of January 31, 2007.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Joint repurchase agreement was entered into on January 31, 2007. Additional information appears in the Notes to the Schedule of Investments section.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
CMBS	—Commercial Mortgage Backed Securities
CMO	—Collateralized Mortgage Obligations
FFCB	—Federal Farm Credit Bank
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
FSA	—Insured by Financial Security Assurance Co.
GNMA	—Government National Mortgage Association
MBIA	—Insured by Municipal Bond Investors Assurance
REMIC	—Real Estate Mortgage Investment Conduit

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2007, the following futures contacts were open:

	Number of
	Contracts	Settlement		Unrealized
Type	Long/(Short)	Month	Market Value	Gain (Loss)

Eurodollars	450	March 2007	$106,458,750	$(17,509)
U.S. Treasury Bonds	844	March 2007	92,945,500	(2,101,314)
2 Year U.S. Treasury Notes	(78)	March 2007	(15,880,312)	77,568
5 Year U.S. Treasury Notes	(643)	March 2007	(67,213,594)	680,181
10 Year U.S. Treasury Notes	(529)	March 2007	(56,470,750)	491,860

TOTAL			$59,839,594	$(869,214)

SWAP CONTRACTS — At January 31, 2007, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged
	Notional		Payments	Payments	Upfront
Swap	Amount	Termination	received by	made by	Payments made	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	by the Fund	Gain (Loss)

Bank of America Securities LLC	$30,000	04/07/08	4.339%	3 month LIBOR	$—	$(60,207)
Bank of America Securities LLC	35,000	09/02/10	4.309%	3 month LIBOR	—	(758,265)
Bank of America Securities LLC	25,000	10/06/10	4.702%	3 month LIBOR	—	(173,088)
Bank of America Securities LLC (a)	64,600	06/20/12	5.000%	3 month LIBOR	477,560	(410,305)
Deutsche Bank Securities (a)	60,800	06/20/12	5.000%	3 month LIBOR	308,449	(625,355)
JP Morgan Securities, Inc. (a)	13,800	06/20/12	5.000%	3 month LIBOR	98,376	38,113
Bank of America Securities LLC (a)	53,600	06/20/14	5.100%	3 month LIBOR	705,865	(915,268)
JP Morgan Securities, Inc. (a)	73,000	06/20/14	5.100%	3 month LIBOR	595,725	(440,749)
Deutsche Bank Securities (a)	54,600	06/20/14	5.100%	3 month LIBOR	621,890	(1,153,055)
Bank of America Securities LLC	30,000	12/09/14	4.641%	3 month LIBOR	—	(1,315,820)
Bank of America Securities LLC	9,000	05/25/15	4.532%	3 month LIBOR	—	(486,659)
JP Morgan Securities, Inc.	30,000	03/07/16	3 month LIBOR	5.183%	—	(98,426)
JP Morgan Securities, Inc. (a)	22,000	06/20/17	5.100%	3 month LIBOR	334,040	(748,213)
Bank of America Securities LLC	43,000	11/02/19	3 month LIBOR	4.865%	—	2,171,798
Bank of America Securities LLC	20,000	11/12/19	3 month LIBOR	5.069%	—	623,719
Bank of America Securities LLC	13,200	04/09/35	5.265%	3 month LIBOR	—	(222,941)

TOTAL					$3,141,905	$(4,574,721)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to January 31, 2007.
LIBOR — London Interbank Offered Rate

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At January 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$580,828,136

Gross unrealized gain	2,172,370
Gross unrealized loss	(14,767,387)

Net unrealized security loss	$(12,595,017)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — 98.7%
Adjustable Rate FHLMC(a) — 0.2%
$950,889	4.261%	04/01/33	$950,040

Adjustable Rate FNMA(a) — 3.6%
36,374	5.527	07/01/22	36,682
57,240	5.596	07/01/27	57,670
107,292	5.596	11/01/27	108,097
13,691	5.596	01/01/31	13,794
22,804	5.596	06/01/32	22,976
42,141	5.527	08/01/32	42,457
3,800,960	4.454	05/01/33	3,774,222
113,991	5.527	05/01/33	114,853
783,263	4.842	06/01/33	788,969
2,452,603	3.850	10/01/33	2,431,510
906,262	4.398	12/01/33	901,561
1,712,996	4.604	08/01/34	1,694,974
5,689,258	4.579	02/01/35	5,610,775
50,600	5.596	11/01/35	50,991
224,472	5.596	12/01/37	226,228
100,044	5.596	01/01/38	100,832
72,967	5.596	11/01/40	73,546

			16,050,137

Adjustable Rate GNMA(a) — 1.5%
103,010	5.375	06/20/23	103,611
51,654	5.750	07/20/23	52,044
52,524	5.750	08/20/23	52,922
134,647	5.750	09/20/23	135,668
37,325	5.375	03/20/24	37,570
352,066	5.375	04/20/24	353,928
45,794	5.375	05/20/24	46,058
352,575	5.375	06/20/24	354,944
193,490	5.750	07/20/24	195,335
279,695	5.750	08/20/24	282,416
90,877	5.750	09/20/24	91,709
97,058	5.125	11/20/24	98,458
85,599	5.125	12/20/24	86,805
72,030	5.375	01/20/25	72,672
36,939	5.375	02/20/25	37,270
121,008	5.375	05/20/25	122,004
82,361	5.750	07/20/25	83,271
56,677	5.375	02/20/26	57,082
2,422	5.750	07/20/26	2,445
145,212	5.375	01/20/27	146,496
50,703	5.375	02/20/27	51,076
408,361	5.375	04/20/27	411,150
46,577	5.375	05/20/27	46,853
49,113	5.375	06/20/27	49,401
14,094	5.125	11/20/27	14,271
61,484	5.125	12/20/27	62,256
123,457	5.375	01/20/28	124,429
48,446	5.250	02/20/28	48,655
45,288	5.375	03/20/28	45,630
347,563	5.500	07/20/29	348,792
123,494	5.500	08/20/29	123,932
52,084	5.500	09/20/29	52,288
149,062	5.125	10/20/29	151,164
180,209	5.125	11/20/29	182,778
51,464	5.125	12/20/29	52,192

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate GNMA(a) — (continued)
$71,257	5.250%	01/20/30	$71,663
35,375	5.250	02/20/30	35,577
127,054	5.250	03/20/30	127,778
221,575	5.375	04/20/30	223,304
560,350	5.375	05/20/30	565,066
53,960	5.375	06/20/30	54,342
431,565	5.500	07/20/30	434,488
61,366	5.500	09/20/30	61,780
136,139	4.875	10/20/30	136,927
631,355	4.500	12/20/34	626,773

			6,515,273

Adjustable Rate Non-Agency(a) — 26.3%
American Home Mortgage Assets Series 2007-1, Class A1
5,000,000	5.630	02/25/47	5,000,000
American Home Mortgage Investment Trust Series 2004-3, Class 1A
100,326	5.690	10/25/34	100,420
Banc of America Commercial Mortgage, Inc. Series 2005-5, Class A4
4,000,000	5.115	10/10/45	3,891,902
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4
5,000,000	5.180	09/10/47	4,910,964
Bear Stearns Alt-A Trust Series 2004-3, Class A1
199,884	5.640	04/25/34	200,041
Bear Stearns Commercial Mortgage Securities, Inc. Series 2005-PW10, Class A4
5,000,000	5.405	12/11/40	4,963,772
Bear Stearns Mortgage Funding Trust Series 2006-AR2, Class 1A1
4,431,546	5.520	09/25/36	4,427,690
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-C02, Class A4
3,500,000	5.362	01/15/46	3,478,767
Countrywide Alternative Loan Trust Series 2005-38, Class A3
2,758,453	5.670	09/25/35	2,768,276
Countrywide Alternative Loan Trust Series 2005-51, Class 1A1
2,037,591	5.640	11/20/35	2,045,518
Countrywide Alternative Loan Trust Series 2005-59, Class 1A1
1,919,527	5.680	11/20/35	1,925,687
Countrywide Alternative Loan Trust Series 2006-OA19, Class A1
4,198,432	5.500	02/20/47	4,189,666
GE Capital Commercial Mortgage Corp. Series 2005-C4, Class A4
5,000,000	5.334	11/10/45	4,967,015
Harborview Mortgage Loan Trust Series 2005-15, Class 2A11
1,727,818	5.590	10/20/45	1,732,610
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
1,048,354	5.560	01/19/36	1,050,847
Harborview Mortgage Loan Trust Series 2006-12, Class 2A2A
4,975,127	5.510	01/19/38	4,975,084
Impac CMB Trust Series 2004-6, Class 1A2
757,290	5.710	10/25/34	757,835
Impac CMB Trust Series 2004-8, Class 1A
336,204	5.680	10/25/34	339,052
Impac CMB Trust Series 2005-6, Class 1A1
3,331,901	5.570	10/25/35	3,333,898
Impac Secured Assets Corp. Series 2004-3, Class 1A4
296,092	5.720	11/25/34	296,706

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(a) — (continued)
Impac Secured Assets Corp. Series 2005-2, Class A1W
$3,696,346	5.570%	03/25/36	$3,701,373
JP Morgan Mortgage Trust Series 2007-A1, Class 1A1
1,000,000	4.202	07/25/35	980,938
JP Morgan Mortgage Trust Series 2007-A1, Class 2A2
1,000,000	4.768	07/25/35	988,781
JP Morgan Mortgage Trust Series 2007-A1, Class 4A2
1,000,000	4.071	07/25/35	979,688
JP Morgan Mortgage Trust Series 2007-A1, Class 5A2
1,000,000	4.771	07/25/35	990,000
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A4
2,000,000	5.197	11/15/30	1,960,289
Lehman XS Trust Series 2005-5N, Class 3A1A
2,393,542	5.620	11/25/35	2,394,940
Lehman XS Trust Series 2006-2N, Class 1A1
3,061,299	5.580	02/25/46	3,067,120
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
2,954,316	5.783	12/25/46	2,954,316
Morgan Stanley Capital I Series 2006-T21, Class A4
5,000,000	5.162	10/12/52	4,882,573
Mortgage IT Trust Series 2005-5, Class A1
1,640,183	5.580	12/25/35	1,642,062
Sequoia Mortgage Trust Series 2004-09, Class A2
996,550	5.799	10/20/34	998,277
Structured Adjustable Rate Mortgage Loan Series 2004-19, Class 2A2
311,614	7.070	01/25/35	315,713
Structured Adjustable Rate Mortgage Loan Series 2004-6, Class 3A2
1,430,202	4.718	06/25/34	1,419,036
Structured Asset Mortgage Investments, Inc. Series 2006-AR8, Class A1A
3,442,497	5.520	10/25/36	3,442,091
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
87,642	4.700	11/25/33	87,272
Structured Asset Securities Corp. Series 2003-37A, Class 3A7
322,841	4.520	12/25/33	320,121
Wachovia Bank Commercial Mortgage Trust Series 2005-C21, Class A4
4,000,000	5.196	10/15/44	3,935,227
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR11, Class A1A
2,107,888	5.640	08/25/45	2,113,197
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR13, Class A1A1
3,049,967	5.610	10/25/45	3,053,756
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR7, Class A1A
2,591,052	5.803	09/25/46	2,599,351
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR13, Class 1A
2,774,171	5.763	10/25/46	2,782,190
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR9, Class 2A
3,943,379	5.723	11/25/46	3,955,086
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR17, Class 1A
1,863,463	5.703	12/25/46	1,865,718

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(a) — (continued)
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR19, Class 1A
$977,528	5.623%	01/25/47	$977,528
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
2,817,709	4.988	10/25/35	2,816,382
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2, Class 2A3
6,309,138	5.096	03/25/36	6,251,034

			116,829,809

CMBS — 1.9%
Interest Only(a)(b)(c) — 0.1%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T10, Class X2
5,559,490	1.246	03/13/40	205,398
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-C1, Class X2
5,774,749	0.992	01/15/38	166,084
Prudential Commercial Mortgage Trust Series 2003-PWR1, Class X2
6,078,263	1.481	02/11/36	259,175

			630,657

Sequential Fixed Rate — 1.8%
Banc of America Commercial Mortgage, Inc. Series 2006-4 Class A4
2,000,000	5.634	07/10/46	2,016,214
CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3
280,190	6.550	01/17/35	281,710
LB-UBS Commercial Mortgage Trust Series 2002-C1, Class A2
156,960	5.969	03/15/26	157,604
LB-UBS Commercial Mortgage Trust Series 2005-C5, Class A4
2,000,000	4.954	09/15/30	1,929,299
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
3,500,000	5.156	02/15/31	3,410,372

			7,795,199

TOTAL CMBS			$8,425,856

CMO — 4.3%
Interest Only(c) — 0.1%
ABN AMRO Mortgage Corp. Series 2003-5, Class A2
62,397	5.500	04/25/33	6,259
ABN AMRO Mortgage Corp. Series 2003-8, Class A2
408,627	5.500	06/25/33	47,798
Countrywide Home Loan Trust Series 2003-42, Class 2X1(a)
606,805	0.364	10/25/33	2,713

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Interest Only(c) — (continued)
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X(a)
$316,247	0.000%	11/25/32	$190
CS First Boston Mortgage Securities Corp. Series 2003-08, Class 3A2
7,958	5.500	04/25/33	350
CS First Boston Mortgage Securities Corp. Series 2003-10, Class 3A13
6,391	5.750	05/25/33	205
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
30,316	5.500	06/25/33	1,889
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A2
480,210	5.250	07/25/33	62,245
FHLMC Series 2575, Class IB
274,085	5.500	08/15/30	25,869
FNMA Series 2004-47, Class EI(a)
1,663,257	0.000	06/25/34	44,354
FNMA Series 2004-62, Class DI(a)
727,273	0.000	07/25/33	21,668
FNMA Series E, Class E2
1,151	506.000	09/01/10	8,723
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
65,595	0.676	08/25/33	589
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
17,337	1.153	07/25/33	283
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR04, Class X1(a)
377,136	1.181	01/25/08	3,563
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR12, Class X(a)
978,256	0.484	02/25/34	6,245
Washington Mutual Mortgage Pass-Through Certificates Series 2003-S3, Class 1A41
320,633	5.500	06/25/33	32,424

			265,367

Inverse Floaters(a) — 0.0%
FHLMC Series 1544, Class M
8,869	11.414	07/15/08	8,997
FNMA Series 1993-072, Class SA
1,992	8.852	05/25/08	2,037
FNMA Series 1993-093, Class SA
4,122	11.764	05/25/08	4,244
FNMA Series 1993-095, Class SE
5,625	12.036	06/25/08	5,844
FNMA Series 1993-135, Class S
14,700	6.500	07/25/08	14,931
GNMA Series 2001-48, Class SA
31,419	9.198	10/16/31	34,803
GNMA Series 2001-51, Class SB
31,411	9.198	10/16/31	34,731
GNMA Series 2001-59, Class SA
46,891	9.035	11/16/24	51,794

			157,381

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Planned Amortization Class — 1.1%
FNMA REMIC Series 1993-63, Class PK
$21,007	6.500%	05/25/08	$21,034
FNMA Series 2003-88, Class TH
5,000,000	4.500	09/25/18	4,703,759

			4,724,793

Principal Only(d) — 0.7%
FHLMC Series 235, Class PO
2,143,206	0.000	02/01/36	1,576,517
FNMA Series 363, Class 1
2,224,593	0.000	11/01/35	1,643,968

			3,220,485

Sequential Fixed Rate — 2.4%
CS First Boston Mortgage Securities Corp. Series 2002-5, Class PPA1
188,524	6.500	03/25/32	187,133
FHLMC REMIC Series 1823, Class A
1,105,550	6.500	08/15/23	1,110,154
FHLMC Series 1703, Class GC
2,460,262	6.500	04/15/09	2,465,000
FHLMC Series 2042, Class N
907,589	6.500	03/15/28	919,899
FHLMC Series 2458, Class OD
108,076	6.000	04/15/16	108,468
FHLMC Series 2590, Class NV
1,000,000	5.000	03/15/18	974,854
FNMA REMIC Trust Series 1993-101, Class PJ
239,213	7.000	06/25/08	239,992
FNMA REMIC Trust Series 2002-24, Class AE
340,280	6.000	04/25/16	339,262
FNMA Series 1993-76, Class PJ
60,253	6.000	06/25/08	60,205
FNMA Series 1994-42, Class K
2,981,684	6.500	04/25/24	3,003,153
FNMA Series 2000-16, Class ZG
1,219,293	8.500	06/25/30	1,294,909

			10,703,029

TOTAL CMO			$19,071,055

FHLMC — 26.3%
289,248	5.000	12/01/12	286,264
48,471	4.000	02/01/14	46,691
752,874	4.000	03/01/14	725,034
145,629	4.000	04/01/14	140,197
28,027	7.000	04/01/15	28,605
26,022	7.000	02/01/16	26,706
122,024	6.000	03/01/16	122,962
439,378	4.500	05/01/18	422,557
3,197,514	5.000	05/01/18	3,132,811
102,933	4.500	06/01/18	98,993
17,793	4.500	08/01/18	17,095
418,423	4.500	09/01/18	402,405
306,218	4.500	10/01/18	294,495

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$777,450	4.500%	11/01/18	$747,240
9,334,984	4.500	12/01/18	8,977,609
7,863,549	5.000	12/01/18	7,709,666
505,526	4.500	01/01/19	485,796
786,161	5.000	01/01/19	770,252
20,516	4.500	02/01/19	19,709
959,651	5.000	02/01/19	939,414
2,181,224	4.500	03/01/19	2,094,315
761,083	4.000	04/01/19	712,174
42,788	4.500	04/01/19	41,078
115,710	5.000	04/01/19	113,228
4,674,407	4.500	06/01/19	4,495,455
679,008	5.000	06/01/19	664,443
40,861	4.500	11/01/19	39,228
1,930,512	4.500	02/01/20	1,854,740
24,204,418	4.500	08/01/20	23,241,356
989,538	4.500	10/01/20	950,699
864,410	5.000	10/01/20	845,372
5,527,083	5.500	05/01/21	5,498,592
3,572,149	4.500	08/01/23	3,367,969
62,104	7.500	03/01/27	64,625
2,905,736	6.500	01/01/29	2,979,937
1,031,618	6.500	04/01/29	1,057,318
515,922	6.500	12/01/29	528,924
457,880	7.000	04/01/31	472,715
3,481,485	7.000	09/01/31	3,594,700
1,699,323	7.000	04/01/32	1,746,194
3,040,095	7.000	05/01/32	3,123,946
1,072,170	6.000	05/01/33	1,079,857
472,642	6.500	08/01/33	483,102
34,000,000	4.500	TBA-15yr(e)	32,608,108

			117,052,576

FNMA — 34.6%
108,738	4.000	06/01/13	104,859
145,100	4.000	07/01/13	139,926
201,284	4.000	08/01/13	194,052
381,613	4.000	09/01/13	367,794
789,079	4.000	10/01/13	760,258
588,554	4.000	04/01/14	565,839
9,121	5.500	04/01/16	9,114
9,808	5.500	08/01/16	9,801
116,523	5.500	11/01/16	116,442
97,529	5.500	12/01/16	97,462
139,059	5.500	01/01/17	138,963
16,073,131	5.000	10/01/17	15,760,237
4,038,360	5.000	11/01/17	3,960,024
12,683,843	5.000	12/01/17	12,438,157
276,326	4.500	01/01/18	265,800
5,673,402	5.000	01/01/18	5,564,019
3,734,265	5.000	02/01/18	3,662,375
7,140	6.000	02/01/18	7,184
538,239	4.500	03/01/18	517,435
10,122,098	5.000	03/01/18	9,925,434
754,643	4.500	04/01/18	725,732
5,846,647	5.000	04/01/18	5,735,935
2,794,101	4.500	05/01/18	2,688,625
5,413,916	5.000	05/01/18	5,311,594

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$86,010	6.000%	05/01/18	$86,548
10,111,243	4.500	06/01/18	9,723,261
6,748,645	5.000	06/01/18	6,617,900
2,244,819	4.500	07/01/18	2,158,212
834,220	5.000	07/01/18	818,045
613,991	4.000	08/01/18	575,685
1,377,201	4.500	08/01/18	1,323,971
414,457	5.000	08/01/18	406,291
135,354	5.000	09/01/18	132,687
1,304,051	5.000	10/01/18	1,278,356
8,652,176	5.000	11/01/18	8,487,792
465,700	6.000	11/01/18	468,614
787,963	7.000	11/01/18	810,447
677,349	4.000	12/01/18	635,090
60,982	4.500	12/01/18	58,625
5,718,236	5.000	12/01/18	5,605,561
1,697,277	5.500	12/01/18	1,694,482
850,168	6.000	12/01/18	855,489
271,057	5.000	01/01/19	265,717
688,544	6.000	01/01/19	692,854
392,769	5.000	02/01/19	384,809
5,434,952	5.000	04/01/19	5,332,930
247,126	6.000	04/01/19	249,827
317,682	4.000	05/01/19	297,370
50,064	6.000	05/01/19	50,676
104,524	5.500	07/01/19	104,186
271,431	5.500	08/01/19	270,552
128,795	5.500	09/01/19	128,379
1,565,205	4.000	10/01/19	1,465,132
272,218	5.500	10/01/19	271,336
3,330,750	4.500	11/01/19	3,199,701
81,122	5.500	11/01/19	80,859
60,303	5.500	12/01/19	60,107
172,295	7.000	09/01/21	178,071
514,110	7.000	06/01/22	530,828
238,933	7.000	07/01/22	246,703
12,530,705	4.500	10/01/23	11,789,400
77,823	6.500	01/01/29	79,790
137,964	6.500	04/01/29	141,365
109,811	6.500	05/01/29	112,518
1,037,276	6.500	06/01/29	1,062,840
572,630	6.500	07/01/29	586,743
68,201	6.500	09/01/29	69,881
144,426	7.000	08/01/31	147,800
8,482	6.500	08/01/32	8,670
340,123	6.500	11/01/32	347,666
269,084	6.000	01/01/33	270,861
5,448	6.000	02/01/33	5,484
154,486	6.000	06/01/33	155,431
51,702	6.000	07/01/33	52,018
129,957	6.000	09/01/33	130,752
37,606	6.000	10/01/33	37,837
275,746	5.500	07/01/34	271,775
73,375	6.000	11/01/34	73,745
2,179,822	6.000	12/01/34	2,190,813
896,232	7.500	08/01/36	928,104
2,685,236	7.500	09/01/36	2,780,731

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$8,000,000	4.500%	TBA-15yr(e)	$7,677,504

			153,535,882

GNMA — 0.0%
1,080	6.000	12/15/23	1,091
34,013	6.000	03/15/26	34,434
41,643	6.000	04/15/26	42,159

			77,684

TOTAL MORTGAGE- BACKED OBLIGATIONS			$438,508,312
Agency Debenture — 0.6%
Tennessee Valley Authority
$2,800,000	5.375%	04/01/56	$2,783,794
Asset-Backed Securities(a) — 2.6%
Home Equity — 2.6%
Carrington Mortgage Loan Trust Series 2005-OPT2, Class A1B
$378,497	5.470%	05/25/35	$378,497
ContiMortgage Home Equity Loan Trust Series 1999-1, Class A7
37,472	6.970	12/25/13	37,389
Countrywide Home Equity Loan Trust Series 2002-E, Class A
100,045	5.580	10/15/28	100,305
Countrywide Home Equity Loan Trust Series 2003-A, Class A
1,341,072	5.670	03/15/29	1,343,707
Countrywide Home Equity Loan Trust Series 2003-D, Class A
404,952	5.580	06/15/29	405,662
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A
205,763	5.540	12/15/29	206,083
Countrywide Home Equity Loan Trust Series 2004-I, Class A
1,319,587	5.610	02/15/34	1,323,304
Countrywide Home Equity Loan Trust Series 2004-J, Class 2A
141,006	5.610	12/15/33	141,315
Countrywide Home Equity Loan Trust Series 2004-O, Class 1A
524,895	5.600	02/15/34	525,863
Countrywide Home Equity Loan Trust Series 2004-Q, Class 2A
456,313	5.620	12/15/33	457,412
Countrywide Home Equity Loan Trust Series 2004-S, Class 1A
228,460	5.560	02/15/30	228,730
Countrywide Home Equity Loan Trust Series 2005-A, Class 2A
863,603	5.560	04/15/35	865,226
Master Asset Backed Securities Trust Series 2005-WMC1, Class A4
1,636,360	5.510	03/25/35	1,636,887
Morgan Stanley ABS Capital I Series 2004-HE1, Class A4
706,187	5.690	01/25/34	707,702
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-4, Class A2A1
2,083,557	5.440	08/25/36	2,084,209
Popular Asset Backed Securities Mortgage Pass-Through Trust Series 2004-5, Class AV2
190,739	5.660	12/25/34	190,948

Principal	Interest	Maturity
Amount	Rate	Date	Value
Asset-Backed Securities — (continued)
Home Equity — (continued)
Residential Asset Mortgage Products, Inc. Series 2004-RZ1, Class AII
$336,437	5.560%	03/25/34	$336,837
Residential Funding Mortgage Securities, Inc. Series 2004-HS2, Class AII
397,117	5.550	06/25/29	397,588

			11,367,664

TOTAL ASSET-BACKED SECURITIES			$11,367,664
U.S. Treasury Obligations — 4.2%
United States Treasury Bonds
$920,000	4.500%	02/15/36	$860,485
United States Treasury Inflation Protected Securities
1,316,592	1.875	07/15/13	1,276,067
2,031,176	2.000	07/15/14	1,976,599
2,279,178	1.875	07/15/15	2,190,495
United States Treasury Notes
4,000,000	5.125	05/15/16	4,087,480
United States Treasury Principal-Only STRIPS(d)
13,500,000	0.000	11/15/21	6,410,340
5,300,000	0.000	08/15/26	1,992,588

TOTAL U.S. TREASURY OBLIGATIONS			$18,794,054

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 106.1%			$471,453,824
Repurchase Agreement(f) — 4.8%
Joint Repurchase Agreement Account II
$21,300,000	5.280%	02/01/07	$21,300,000
Maturity Value: $21,303,124

TOTAL INVESTMENTS — 110.9%			$492,753,824

LIABILITIES IN EXCESS OF OTHER ASSETS — (10.9)%			(48,467,108)

NET ASSETS — 100.0%			$444,286,716

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2007.

(b) Securities are exempt from registration under rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $630,657, which represents approximately 0.1% of net assets as of January 31, 2007.

(c) Represents security with notional principal amount. The actual effective yield of this security is different than the stated interest rate.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities amounts to $40,285,612 which represents approximately 9.1% of net assets as of January 31, 2007.

(f) Joint repurchase agreement was entered into on January 31, 2007. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
CMBS	—Commercial Mortgage Backed Securities
CMO	—Collateralized Mortgage Obligations
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
STRIPS	—Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2007, the following futures contracts were open:

	Number of
	Contracts	Settlement		Unrealized
Type	Long (Short)	Month	Market Value	Gain (Loss)

Eurodollars	207	March 2007	$48,971,025	$(9,368)
Eurodollars	45	June 2007	10,648,687	(24,891)
Eurodollars	35	September 2007	8,290,188	(21,769)
Eurodollars	35	December 2007	8,298,062	(19,582)
Eurodollars	36	March 2008	8,540,100	(16,772)
Eurodollars	22	June 2008	5,220,875	(7,775)
U.S. Treasury Bonds	33	March 2007	3,634,125	(5,966)
2 Year U.S. Treasury Notes	(27)	March 2007	(5,497,031)	28,027
5 Year U.S. Treasury Notes	(268)	March 2007	(28,014,375)	246,860
10 Year U.S. Treasury Notes	(286)	March 2007	(30,530,500)	434,720

TOTAL			$29,561,156	$603,484

SWAP CONTRACTS — At January 31, 2007, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Upfront
	Notional		Payments	Payments	Payments
Swap	Amount	Termination	received by	made by	made by	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	the Fund	Loss

Banc of America Securities LLC	$12,000	09/02/10	4.309%	3 month LIBOR	$—	$(259,977)
Banc of America Securities LLC	15,000	10/06/10	4.703%	3 month LIBOR	—	(309,703)
Banc of America Securities LLC	11,000	05/23/12	4.374%	3 month LIBOR	—	(473,507)
Banc of America Securities LLC(a)	29,900	06/20/12	5.000%	3 month LIBOR	215,211	(224,112)
Deutsche Bank Securities, Inc.(a)	30,900	06/20/14	5.100%	3 month LIBOR	351,949	(652,553)
JP Morgan Securities, Inc.	10,000	03/07/16	3 month LIBOR	5.183%	—	(35,782)

TOTAL					$567,160	$(1,955,634)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to January 31, 2007.
LIBOR — London Interbank Offered Rate

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TOTAL RETURN INDEX SWAP CONTRACTS

				Rates Exchanged
	Notional			Payments	Payments
Swap	Amount	Termination	Reference	received by	made by	Unrealized
Counterparty	(000s)	Date	Underlying	the Fund	the Fund	Loss

Banc of America Securities LLC	$13,000	01/31/07	Banc of America Securities LLC CMBS AAA 10 Yr Index Banc of America Securities LLC CMBS	Any positive monthly duration adjusted return on the underlying index Any positive monthly duration adjusted return on	Any negative monthly duration adjusted return on the underlying index Any negative monthly duration adjusted return on	$(5,590)
JP Morgan Securities, Inc.	15,000	04/03/07	AAA 10 Yr Index	the underlying index	the underlying index	(4,795)
Banc of America Securities LLC	7,000	05/02/07	Banc of America Securities LLC CMBS AAA 10 Yr Index	Any positive monthly duration adjusted return on the underlying index	Any negative monthly duration adjusted return on the underlying index	(5,702)
JP Morgan Securities, Inc.	5,000	06/04/07	Banc of America Securities LLC CMBS AAA 10 Yr Index	Any positive monthly duration adjusted return on the underlying index	Any negative monthly duration adjusted return on the underlying index	(1,459)
Banc of America Securities LLC	4,500	06/19/07	Banc of America Securities LLC CMBS AAA 10 Yr Index	Any positive monthly duration adjusted return on the underlying index	Any negative monthly duration adjusted return on the underlying index	(5,416)
Banc of America Securities LLC	4,000	07/03/07	Banc of America Securities LLC CMBS AAA 10 Yr Index	Any positive monthly duration adjusted return on the underlying index	Any negative monthly duration adjusted return on the underlying index	(3,170)
Banc of America Securities LLC	6,000	07/18/07	Banc of America Securities LLC CMBS AAA 10 Yr Index	Any positive monthly duration adjusted return on the underlying index	Any negative monthly duration adjusted return on the underlying index	(4,621)
Banc of America Securities LLC	5,000	08/02/07	Banc of America Securities LLC CMBS AAA 10 Yr Index	Any positive monthly duration adjusted return on the underlying index	Any negative monthly duration adjusted return on the underlying index	(3,946)

TOTAL						$(34,699)

TAX INFORMATION — At January 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$497,493,917

Gross unrealized gain	498,646
Gross unrealized loss	(5,238,739)

Net unrealized security loss	$(4,740,093)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments

January 31, 2007 (Unaudited)

Principal		Interest		Maturity
Amount*		Rate		Date	Value
Corporate Bonds — 17.4%
Automotive — 0.1%
General Motors Acceptance Corp.
	$2,900,000	6.875%		09/15/11	$2,952,708

Banks — 3.1%
ANZ Capital Trust I(a)
	3,500,000	5.360		12/29/49	3,414,733
Associates Corp. NA
	2,000,000	8.550		07/15/09	2,145,488
Astoria Financial Corp.
	4,600,000	5.750		10/15/12	4,586,840
Citigroup, Inc.
	2,000,000	7.250		10/15/11	2,140,680
Fleet Boston Financial Corp.
	450,000	7.375		12/01/09	473,593
Greater Bay Bancorp Series D
	2,900,000	5.125		04/15/10	2,857,295
GreenPoint Financial Corp.
	2,400,000	3.200		06/06/08	2,330,012
HBOS Capital Funding LP(a)(b)
	4,325,000	6.071		06/27/49	4,393,404
JP Morgan Chase & Co.
	4,065,000	5.250		05/30/07	4,063,476
KeyBank NA
	5,500,000	5.000		07/17/07	5,485,425
Mizuho JGB Investment LLC(a)(b)
	1,600,000	9.870		06/30/49	1,687,926
MUFG Capital Finance 1 Ltd.(b)
	5,250,000	6.346		07/25/49	5,288,464
National Australia Bank Ltd.
	2,000,000	8.600		05/19/10	2,189,090
Popular North America, Inc.
	4,125,000	5.200		12/12/07	4,110,781
Regions Financial Corp.
	4,500,000	7.000		03/01/11	4,752,409
Resona Bank Ltd.(a)
	3,500,000	5.850	(b)	04/15/49	3,402,217
EUR	2,675,000	4.125		09/27/49	3,352,050
Sovereign Bank
	$1,000,000	4.000		02/01/08	985,277
	375,000	5.125		03/15/13	365,051
	2,550,000	4.375	(b)	08/01/13	2,499,403
Union Planters Corp.
	150,000	7.750		03/01/11	162,368
Wachovia Bank NA
	5,000,000	7.875		02/15/10	5,351,418
Wells Fargo Bank NA
	1,000,000	6.450		02/01/11	1,039,232

					67,076,632

Brokerage — 0.3%
Lehman Brothers Holdings, Inc.
	4,500,000	6.625		01/18/12	4,471,214
Morgan Stanley
	3,000,000	5.050		01/21/11	2,967,738

					7,438,952

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
Captive Financial — 0.1%
Nelnet, Inc.
$2,580,000	5.125%	06/01/10	$2,516,464

Diversified Manufacturing(a) — 0.2%
Tyco International Group Participation Certificate
3,525,000	4.436	06/15/07	3,510,812

Electric — 1.7%
Arizona Public Service Co.
2,590,000	5.800	06/30/14	2,578,456
4,425,000	6.250	08/01/16	4,512,447
CenterPoint Energy, Inc. Series B
550,000	7.250	09/01/10	577,749
FirstEnergy Corp. Series C
4,050,000	7.375	11/15/31	4,608,254
MidAmerican Energy Holdings Co.
1,500,000	7.630	10/15/07	1,521,140
2,210,000	7.520	09/15/08	2,278,457
6,125,000	6.125	04/01/36	6,161,135
NiSource Finance Corp.(b)
5,000,000	5.940	11/23/09	5,002,830
Progress Energy, Inc.
50,000	5.625	01/15/16	49,834
3,000,000	7.750	03/01/31	3,592,242
TXU Corp. Series O
5,250,000	4.800	11/15/09	5,114,797

			35,997,341

Energy — 0.4%
Canadian Natural Resources Ltd.
450,000	5.850	02/01/35	411,161
3,100,000	6.500	02/15/37	3,091,436
Kerr-McGee Corp.
4,575,000	6.950	07/01/24	4,816,436

			8,319,033

Entertainment — 0.3%
Time Warner Entertainment Co.
2,175,000	8.375	03/15/23	2,556,540
Time Warner, Inc.
1,225,000	5.875	11/15/16	1,222,260
1,350,000	7.700	05/01/32	1,526,564
900,000	6.500	11/15/36	896,260

			6,201,624

Environmental — 0.1%
Waste Management, Inc.
2,000,000	7.375	08/01/10	2,112,234

Gaming — 0.2%
Caesars Entertainment, Inc.
1,745,000	7.500	09/01/09	1,806,075
Harrah’s Operating Co., Inc.
2,475,000	5.500	07/01/10	2,434,781
MGM Mirage, Inc.
850,000	8.500	09/15/10	909,500

			5,150,356

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
Life Insurance — 0.8%
Americo Life, Inc.(a)
$1,600,000	7.875%	05/01/13	$1,672,402
AmerUs Group Co.
4,025,000	5.950	08/15/15	4,086,123
Phoenix Life Insurance Co.(a)
3,200,000	7.150	12/15/34	3,367,741
Principal Financial Group Australia(a)
2,750,000	8.200	08/15/09	2,932,534
Reinsurance Group of America, Inc.
550,000	6.750	12/15/11	572,252
Swiss Re Capital I LP(a)(b)
5,400,000	6.854	05/29/49	5,652,909

			18,283,961

Media-Cable — 1.4%
Comcast Cable Communications Holdings, Inc.
7,395,000	8.375	03/15/13	8,424,991
2,050,000	9.455	11/15/22	2,661,218
Cox Communications, Inc.
7,211,000	4.625	01/15/10	7,056,654
5,050,000	5.875 (a)	12/01/16	5,040,198
Cox Enterprises, Inc.(a)
2,825,000	4.375	05/01/08	2,773,983
Rogers Cable, Inc.
1,575,000	5.500	03/15/14	1,506,155
Viacom, Inc.
1,975,000	5.750	04/30/11	1,977,924

			29,441,123

Media-Non Cable — 0.4%
AMFM, Inc.
5,325,000	8.000	11/01/08	5,515,928
News America, Inc.
2,750,000	6.400	12/15/35	2,738,956

			8,254,884

Metals & Mining — 0.3%
Inco Ltd.
5,550,000	5.700	10/15/15	5,467,394

Noncaptive-Financial — 1.6%
GATX Financial Corp.
5,775,000	5.125	04/15/10	5,694,612
General Electric Capital Corp.
3,000,000	7.375	01/19/10	3,173,161
HSBC Finance Corp.
8,375,000	5.700	06/01/11	8,484,051
1,000,000	6.375	10/15/11	1,040,883
PHH Corp.
7,950,000	6.000	03/01/08	7,945,572
1,900,000	7.125	03/01/13	1,965,744
Residential Capital LLC
7,000,000	6.375	06/30/10	7,058,450

			35,362,473

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
Pipelines — 1.2%
Boardwalk Pipelines LP
$4,400,000	5.875%	11/15/16	$4,368,236
CenterPoint Energy Resources Corp. Series B
4,075,000	5.950	01/15/14	4,064,760
Energy Transfer Partners
5,850,000	5.650	08/01/12	5,827,222
Energy Transfer Partners LP
2,775,000	5.950	02/01/15	2,786,862
Enterprise Products Operating LP
3,525,000	5.600	10/15/14	3,465,854
2,450,000	5.000	03/01/15	2,306,383
ONEOK Partners LP
2,625,000	6.650	10/01/36	2,702,537
Panhandle Eastern Pipeline
1,350,000	4.800	08/15/08	1,329,491

			26,851,345

Property/Casualty Insurance — 1.5%
ACE Ltd.
6,575,000	6.000	04/01/07	6,579,346
Aon Capital Trust A
1,852,000	8.205	01/01/27	2,106,834
Arch Capital Group Ltd.
3,200,000	7.350	05/01/34	3,505,160
Aspen Insurance Holdings Ltd.
1,525,000	6.000	08/15/14	1,500,152
CNA Financial Corp.
98,000	6.600	12/15/08	99,756
500,000	5.850	12/15/14	497,713
Endurance Specialty Holdings Ltd.
2,950,000	6.150	10/15/15	2,919,957
Hartford Financial Services Group, Inc.
2,000,000	7.900	06/15/10	2,159,267
Liberty Mutual Group(a)
730,000	7.000	03/15/34	749,361
QBE Insurance Group Ltd.(a)(b)
3,150,000	5.647	07/01/23	3,063,054
Royal & Sun Alliance Insurance Group PLC
1,225,000	8.500	07/29/49	2,690,993
SAFECO Corp.
5,000,000	6.875	07/15/07	5,036,750
Zurich Capital Trust I(a)
2,500,000	8.376	06/01/37	2,616,280

			33,524,623

REIT — 1.0%
Brandywine Operating Partnership LP
3,740,000	4.500	11/01/09	3,639,714
EOP Operating LP
1,500,000	7.750	11/15/07	1,527,121
iStar Financial, Inc.
2,200,000	5.650	09/15/11	2,191,165
iStar Financial, Inc. Series B
3,275,000	5.700	03/01/14	3,224,123

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
REIT — (continued)
Liberty Property LP
$1,100,000	7.250%	03/15/11	$1,169,314
Simon Property Group LP
1,625,000	7.000	06/15/08	1,655,222
Westfield Capital Corp.(a)
3,725,000	5.125	11/15/14	3,597,497
Westfield Group(a)
4,411,000	5.400	10/01/12	4,393,268

			21,397,424

Tobacco — 0.1%
Altria Group, Inc.
475,000	7.000	11/04/13	513,259
1,020,000	7.750	01/15/27	1,219,212

			1,732,471

Wireless Telecommunications — 0.8%
America Movil SA de CV
1,800,000	5.500	03/01/14	1,747,746
AT&T Wireless Services, Inc.
5,775,000	7.875	03/01/11	6,277,266
Intelsat
3,850,000	5.250	11/01/08	3,763,375
Sprint Capital Corp.
3,100,000	7.625	01/30/11	3,306,370
235,000	6.875	11/15/28	234,026
Telecom Italia Capital SA
2,475,000	4.875	10/01/10	2,402,731

			17,731,514

Wirelines Telecommunications — 1.8%
Ameritech Capital Funding
775,000	6.250	05/18/09	781,301
AT&T, Inc.
2,725,000	4.125	09/15/09	2,642,774
BellSouth Corp.
7,000,000	6.000	10/15/11	7,163,317
Deutsche Telekom International Finance BV
2,800,000	5.375	03/23/11	2,789,262
4,075,000	8.250	06/15/30	4,976,070
Embarq Corp.
1,500,000	7.995	06/01/36	1,559,773
France Telecom SA
5,750,000	7.750	03/01/11	6,240,348
Qwest Capital Funding, Inc.
500,000	7.900	08/15/10	523,750
Telecom Italia Capital
3,050,000	4.000	01/15/10	2,914,094
2,625,000	4.950	09/30/14	2,413,119
Telecomunicaciones de Puerto Rico, Inc.
2,650,000	6.800	05/15/09	2,698,185
Telefonica Europe BV
2,575,000	7.750	09/15/10	2,761,174

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
Wirelines Telecommunications — (continued)
TPSA Finance BV(a)
$2,200,000	7.750%	12/10/08	$2,275,614

			39,738,781

TOTAL CORPORATE BONDS			$379,062,149
Mortgage-Backed Obligations — 53.1%
Adjustable Rate FNMA(b) — 0.4%
$71,895	4.487%	03/01/33	$72,573
9,810,412	3.851	10/01/33	9,726,040

			9,798,613

Adjustable Rate Non-Agency(b) — 32.4%
American Home Mortgage Assets Series 2007-1, Class A1
22,000,000	5.630	02/25/47	22,000,000
Banc of America Commercial Mortgage, Inc. Series 2005-6, Class A4
20,000,000	5.181	09/10/47	19,643,856
Bear Stearns Adjustable Rate Mortgage Trust Series 2003-5, Class 1A1
189,145	5.949	08/25/33	190,893
Bear Stearns Alternative-A Trust Series 2005-8, Class 11A1
3,529,993	5.590	10/25/35	3,543,324
Bear Stearns Commercial Mortgage Securities Series 2006-PW12, Class A4
12,500,000	5.711	09/11/38	12,756,099
Bear Stearns Mortgage Funding Trust Series 2006-AR2, Class 1A1
22,563,464	5.520	09/25/36	22,543,832
Citigroup Commercial Mortgage Trust Series 2006-C4, Class A3
13,000,000	5.720	03/15/49	13,266,978
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-C02, Class A4
15,000,000	5.362	01/15/46	14,909,001
Commercial Mortgage Pass Through Certificates Series 2006-C7, Class A4
24,000,000	5.769	06/10/46	24,564,630
Countrywide Alternative Loan Trust Series 2005-51, Class 1A1
7,566,505	5.640	11/20/35	7,595,941
Countrywide Alternative Loan Trust Series 2005-51, Class 2A1
9,834,115	5.620	11/20/35	9,857,978
Countrywide Alternative Loan Trust Series 2005-51, Class 4A1
9,319,744	5.640	11/20/35	9,361,659
Countrywide Alternative Loan Trust Series 2005-59, Class 1A1
9,213,730	5.680	11/20/35	9,243,295
Countrywide Alternative Loan Trust Series 2005-59, Class 1A2A
7,678,109	5.700	11/20/35	7,700,133
Countrywide Alternative Loan Trust Series 2005-62, Class 1A1
13,989,822	5.620	12/25/35	14,048,201
Countrywide Alternative Loan Trust Series 2006-0A19, Class A1
23,214,861	5.500	02/20/47	23,166,386
Countrywide Home Loan Mortgage Pass Through Trust Series 2006-3, Class 1A1
7,081,831	5.560	03/25/36	7,095,981

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(b) — (continued)
Countrywide Home Loans Series 2003-37, Class 1A1
$130,722	5.848%	08/25/33	$130,631
CS First Boston Mortgage Securities Corp. Series 2003-AR9, Class 2A2
172,756	5.100	03/25/33	171,854
Downey Savings & Loan Association Mortgage Loan Trust Series 2005-AR6, Class 2A1A
10,741,512	5.610	10/19/45	10,781,603
Harborview Mortgage Loan Trust Series 2005-10, Class 2A1A
14,044,774	5.630	11/19/35	14,085,831
Harborview Mortgage Loan Trust Series 2005-16, Class 2A1A
3,145,062	5.560	01/19/36	3,152,542
Harborview Mortgage Loan Trust Series 2005-16, Class 3A1A
16,024,321	5.570	01/19/36	16,019,549
Harborview Mortgage Loan Trust Series 2006-12, Class 2A2A
27,860,710	5.510	01/19/38	27,860,468
Impac CMB Trust Series 2005-6, Class 1A1
12,661,222	5.570	10/25/35	12,668,811
Impac Secured Assets Corp. Series 2005-2, Class A1W
11,828,306	5.570	03/25/36	11,844,395
Indymac Index Mortgage Loan Trust Series 2006-AR2, Class 1A1A
11,063,189	5.540	04/25/46	11,071,494
Indymac Index Mortgage Loan Trust Series 2006-AR4, Class A1A
13,048,539	5.530	05/25/46	13,055,531
JP Morgan Mortgage Trust Series 2007-A1, Class 1A1
7,000,000	4.202	07/25/35	6,866,563
JP Morgan Mortgage Trust Series 2007-A1, Class 2A2
3,000,000	4.768	07/25/35	2,966,344
JP Morgan Mortgage Trust Series 2007-A1, Class 4A2
2,000,000	4.071	07/25/35	1,959,375
JP Morgan Mortgage Trust Series 2007-A1, Class 5A2
8,000,000	4.771	07/25/35	7,920,000
LB-UBS Commercial Mortgage Trust Series 2005-C7, Class A4
10,175,000	5.197	11/15/30	9,972,970
Lehman XS Trust Series 2005-5N, Class 3A1A
12,309,642	5.620	11/25/35	12,316,834
Lehman XS Trust Series 2005-9N, Class 1A1
13,081,843	5.590	02/25/36	13,106,372
Luminent Mortgage Trust Series 2006-2, Class A1A
12,766,603	5.520	02/25/46	12,748,290
Luminent Mortgage Trust Series 2006-2, Class A1B
2,553,321	5.600	02/25/46	2,555,241
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
566,228	5.700	11/25/34	567,476
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A
15,756,352	5.783	12/25/46	15,756,352
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
5,494,234	5.780	11/25/29	5,503,536
Morgan Stanley Capital I Series 2006-T21, Class A4
19,000,000	5.162	10/12/52	18,553,778
Mortgage IT Trust Series 2005-AR1, Class 1A1
11,527,272	5.570	11/25/35	11,555,243

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Adjustable Rate Non-Agency(b) — (continued)
Sequoia Mortgage Trust Series 2003-4, Class 1A2
$3,493,004	5.721%	07/20/33	$3,495,840
Structured Asset Mortgage Investments, Inc. Series 2006-AR1, Class 3A1
17,740,601	5.550	02/25/36	17,754,145
Structured Asset Mortgage Investments, Inc. Series 2006-AR2, Class A1
11,325,897	5.550	02/25/36	11,338,077
Structured Asset Securities Corp. Series 2003-37A, Class 3A7
4,842,609	4.520	12/25/33	4,801,820
Thornburg Mortgage Securities Trust Series 2006-5, Class A1
27,631,622	5.440	08/25/36	27,584,142
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR8, Class 2A1A
15,032,970	5.610	07/25/45	15,076,739
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR11, Class A1A
8,431,551	5.640	08/25/45	8,452,789
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR13, Class A1A1
15,249,833	5.610	10/25/45	15,268,779
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR11, Class 3A1A
4,800,238	5.803	09/25/46	4,813,739
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR13, Class 1A
16,645,026	5.763	10/25/46	16,693,140
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR17, Class 1A
8,385,584	5.703	12/25/46	8,395,731
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR19, Class 1A
3,910,114	5.623	01/25/47	3,910,114
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR7, Class A1A
11,227,890	5.803	09/25/46	11,263,854
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR9, Class 2A
23,660,274	5.723	11/25/46	23,730,516
Washington Mutual Series 2002-AR19, Class A7
886,836	4.679	02/25/33	876,530
Washington Mutual Series 2005-AR15, Class A1A1
16,180,970	5.580	11/25/45	16,224,798
Washington Mutual Series 2005-AR17, Series A1A1
12,263,357	5.590	12/25/45	12,234,538
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR16, Class 1A1
14,088,543	4.988	10/25/35	14,081,910
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR2, Class 2A3
27,039,165	5.096	03/25/36	26,790,148

			707,466,619

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
CMBS — 4.2%
Agency — 0.3%
FHLB
$1,263,694	7.040%	08/01/15	$1,379,962
FNMA
2,786,752	6.460	12/01/28	2,903,199
FNMA Series 2001-M2, Class C
3,574,678	6.300	09/25/15	3,635,191

			7,918,352

Interest Only(a)(b)(c) — 0.1%
Bear Stearns Commercial Mortgage Securities, Inc. Series 2001-TOP2, Class X2
38,000,000	1.053	02/15/35	530,845
CS First Boston Mortgage Securities Corp. Series 2002-CKS4, Class ASP
26,177,440	1.591	11/15/36	928,754

			1,459,599

Sequential Fixed Rate — 3.8%
Asset Securitization Corp. Series 1997-D4, Class A1D
135,584	7.490	04/14/29	135,607
Banc of America Commercial Mortgage, Inc. Series 2006-4 Class A4
12,000,000	5.634	07/10/46	12,097,281
Commercial Mortgage Acceptance Corp. Series 1997-ML1, Class A3
2,800,000	6.570	12/15/30	2,804,848
CS First Boston Mortgage Securities Corp. Series 1997-C2, Class A3
8,363,885	6.550	01/17/35	8,409,251
First Union National Bank Commercial Mortgage Trust Series 2000-C2, Class A2
17,000,000	7.202	10/15/32	17,862,894
GMAC Commercial Mortgage Securities, Inc. Series 2002-C1, Class A2
15,000,000	6.278	11/15/39	15,487,717
LB-UBS Commercial Mortgage Trust Series 2005-C5, Class A4
9,000,000	4.954	09/15/30	8,681,846
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4
12,000,000	5.156	02/15/31	11,692,704
Merrill Lynch Mortgage Investors, Inc. Series 1998-C2, Class A2
1,070,910	6.390	02/15/30	1,073,190
Merrill Lynch Mortgage Investors, Inc. Series 1999-C1, Class A2
4,114,680	7.560	11/15/31	4,275,245

			82,520,583

TOTAL CMBS			$91,898,534

CMO — 0.3%
Interest Only(c) — 0.1%
ABN AMRO Mortgage Corp. Series 2003-5, Class A2
2,321,860	5.500	04/25/33	232,889
Countrywide Home Loan Trust Series 2003-42, Class 2X1(b)
3,006,727	0.364	10/25/33	13,443
CS First Boston Mortgage Securities Corp. Series 2002-AR31, Class 5X(b)
1,233,013	0.000	11/25/32	740

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Interest Only(c) — (continued)
CS First Boston Mortgage Securities Corp. Series 2003-08, Class 3A2
$387,209	5.500%	04/25/33	$17,025
CS First Boston Mortgage Securities Corp. Series 2003-10, Class 3A13
272,267	5.750	05/25/33	8,737
CS First Boston Mortgage Securities Corp. Series 2003-11, Class 1A2
291,475	5.500	06/25/33	18,166
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(b)
3,172,353	0.782	07/25/33	16,714
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(b)
3,684,302	0.605	08/25/33	20,776
FNMA Series 1992-24, Class N
16	789.000	03/25/07	21
FNMA Series 2004-47, Class EI(b)
6,719,269	0.000	06/25/34	179,184
FNMA Series 2004-62, Class DI(b)
2,994,969	0.000	07/25/33	89,230
FNMA Series 2004-71, Class DI(b)
6,178,163	0.000	04/25/34	164,238
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR04, Class X1(b)
4,902,769	1.181	01/25/08	46,323
Washington Mutual Mortgage Pass-Through Certificates Series 2003-AR12, Class X(b)
11,999,786	0.484	02/25/34	76,599
Washington Mutual Series 2003-AR05, Class X1(b)
14,363,150	0.756	02/25/08	94,413
Washington Mutual Series 2003-AR06, Class X2
11,230,338	0.371	05/25/08	41,073
Washington Mutual Series 2003-AR07, Class X(b)
17,821,834	0.941	06/25/08	161,817
Wells Fargo Mortgage Backed Securities Trust Series 2003-G, ClassAI0(b)
12,821,843	0.765	06/25/33	353,526

			1,534,914

Inverse Floaters(b) — 0.2%
FHLMC Series 1544, Class M
35,477	11.414	07/15/08	35,989
FNMA Series 1993-072, Class SA
13,947	8.852	05/25/08	14,263
FNMA Series 1993-093, Class SA
19,238	11.764	05/25/08	19,804
FNMA Series 1993-095, Class SE
25,312	12.036	06/25/08	26,296
FNMA Series 1993-135, Class S
58,800	6.500	07/25/08	59,725
FNMA Series 1993-175, Class SA
173,729	12.133	09/25/08	180,874
GNMA Series 2001-48, Class SA
219,934	9.198	10/16/31	243,622

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
Inverse Floaters(b) — (continued)
GNMA Series 2001-51, Class SA
$425,522	9.447%	10/16/31	$467,279
GNMA Series 2001-51, Class SB
439,755	9.198	10/16/31	486,237
GNMA Series 2001-59, Class SA
78,381	9.035	11/16/24	86,576
GNMA Series 2002-11, Class SA
220,947	12.740	02/16/32	268,065
GNMA Series 2002-13, Class SB
515,702	12.740	02/16/32	628,951
Morgan Stanley Mortgage Trust Series 40, Class 16
820,701	8.949	01/20/22	824,068

			3,341,749

Planned Amortization Class — 0.0%
FNMA Series 1999-51, Class LG
176,512	6.500	12/25/28	176,205

Regular Floater(b) — 0.0%
FNMA REMIC Trust Series 1993-175, Class FA
375,255	3.950	09/25/08	371,020

Sequential Fixed Rate — 0.0%
FHLMC Series 2367, Class BC
677,859	6.000	04/15/16	677,055
FNMA REMIC Series 1993-78, Class H
349,338	6.500	06/25/08	349,975

			1,027,030

TOTAL CMO			$6,450,918

FHLMC — 4.2%
289,248	5.000	12/01/12	286,264
30,510	5.500	07/01/13	30,448
181,955	5.500	12/01/13	181,582
2,443,593	6.500	12/01/13	2,494,673
145,414	4.000	02/01/14	140,072
72,503	5.500	02/01/14	72,355
2,258,627	4.000	03/01/14	2,175,105
436,889	4.000	04/01/14	420,592
27,818	5.500	06/01/14	27,778
67,919	5.500	09/01/14	67,821
4,042	7.000	10/01/14	4,125
1,279,313	6.000	12/01/14	1,276,954
37,309	7.000	05/01/15	38,083
111,269	8.000	07/01/15	116,810
14,723	7.000	02/01/16	15,100
35,730	7.000	03/01/16	36,668
902,266	7.500	05/01/16	935,950
3,271	7.000	10/01/17	3,390
2,636,274	4.500	05/01/18	2,535,349
617,601	4.500	06/01/18	593,957
2,510,547	4.500	09/01/18	2,414,435
1,837,313	4.500	10/01/18	1,766,975
1,661,572	5.000	10/01/18	1,627,949

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FHLMC — (continued)
$2,353,777	4.500%	11/01/18	$2,263,219
1,953,127	4.500	12/01/18	1,878,354
5,525,318	5.000	12/01/18	5,413,543
692,035	4.500	01/01/19	665,542
1,832,012	4.500	03/01/19	1,760,450
43,589,949	4.000	06/01/19	40,835,083
8,442,150	4.500	06/01/19	8,118,957
679,008	5.000	06/01/19	664,443
3,736,440	4.500	02/01/20	3,589,786
3,556,719	4.500	10/01/23	3,353,422
565,149	5.500	10/01/25	559,548
812,220	5.500	11/01/25	804,171
80,276	7.000	06/01/26	82,987
62,935	7.500	03/01/27	65,489
18,082	6.500	06/01/29	18,526
2,424,833	6.500	12/01/29	2,485,945
68,337	7.500	12/01/30	70,967
48,853	7.500	01/01/31	50,734
82,443	6.500	03/01/32	84,268
20,003	6.500	04/01/32	20,446
206,886	6.500	07/01/32	211,465
1,472,134	6.500	08/01/33	1,504,714
502,689	6.500	10/01/33	512,562

			92,277,056

FNMA — 11.0%
1,199	9.000	09/15/08	1,227
367,167	8.500	10/01/15	388,893
15,273	7.000	01/01/16	15,698
708,010	6.000	12/01/16	716,581
8,691,844	5.000	10/01/17	8,522,641
57,961,024	5.000	12/01/17	56,832,702
1,668,704	5.000	01/01/18	1,636,219
5,757,959	5.000	02/01/18	5,644,601
1,200,394	4.500	04/01/18	1,155,156
1,715,997	5.000	04/01/18	1,682,980
10,221,850	4.500	05/01/18	9,836,629
1,220,258	5.000	05/01/18	1,196,214
13,884,088	4.500	06/01/18	13,360,758
906,379	5.000	06/01/18	888,520
6,572,547	4.000	07/01/18	6,162,491
2,242,416	4.500	07/01/18	2,156,449
3,316,226	4.000	08/01/18	3,109,330
16,480,876	4.500	08/01/18	15,843,878
88,167	6.000	08/01/18	88,719
27,795,311	4.000	09/01/18	26,061,739
8,363,569	4.500	09/01/18	8,040,311
3,536,159	4.500	10/01/18	3,400,108
2,513,117	4.500	11/01/18	2,418,409
2,892,557	5.000	11/01/18	2,838,259
3,245,636	4.500	12/01/18	3,123,231
2,545,916	5.500	12/01/18	2,541,723
651,974	4.500	01/01/19	627,403
916,626	4.500	03/01/19	882,082
3,085,211	5.000	04/01/19	3,027,297
206,879	5.000	05/01/19	202,553
439,283	4.500	06/01/19	422,305
355,351	5.000	06/01/19	348,680
7,634,017	4.500	09/01/19	7,346,321

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Mortgage-Backed Obligations — (continued)
FNMA — (continued)
$452,853	5.000%	11/01/19	$443,383
855,608	5.000	12/01/19	838,749
2,179,609	4.500	03/01/20	2,097,468
5,694,274	4.500	04/01/20	5,479,679
11,497,956	4.500	09/01/23	10,875,174
1,871,775	4.500	10/01/23	1,761,042
11,999	7.500	03/01/29	12,460
10,759	7.500	08/01/29	11,172
4,230	7.500	11/01/29	4,392
55,532	6.500	12/01/30	56,764
58,328	7.500	12/01/30	60,052
129,139	8.000	01/01/31	135,042
65,589	8.000	02/01/31	68,989
794,713	7.000	03/01/31	816,642
17,035	6.500	09/01/33	17,368
3,248,177	7.500	09/01/34	3,365,440
3,049,887	7.500	09/01/35	3,159,218
2,565,542	7.500	10/01/35	2,657,511
2,298,590	7.500	02/01/36	2,380,333
872,356	7.500	05/01/36	903,379
3,184,677	7.500	07/01/36	3,297,932
1,529,524	7.500	08/01/36	1,583,917
2,945,839	7.500	09/01/36	3,050,601
1,341,726	7.500	10/01/36	1,389,440
1,575,954	7.500	11/01/36	1,631,998
941,015	8.000	11/01/36	991,173
1,921,447	7.500	12/01/36	1,989,779

			239,599,204

Principal Only(d) — 0.6%
FHLMC Series 235, Class PO
8,852,374	0.000	02/01/36	6,511,699
FNMA Series 363, Class 1
8,898,374	0.000	11/01/35	6,575,873

			13,087,572

TOTAL MORTGAGE- BACKED OBLIGATIONS			$1,160,578,516
Agency Debentures — 15.0%
FFCB
$2,500,000	3.250%	06/15/07	$2,481,093
2,000,000	3.625	01/04/08	1,970,278
3,000,000	3.150	07/21/08	2,914,722
9,000,000	4.830	12/22/14	8,831,826
FHLB
100,000,000	4.800	05/02/08	99,489,600
1,500,000	5.800	09/02/08	1,513,403
5,000,000	5.375 (e)	05/15/09	5,025,482
10,000,000	6.715	06/29/09	10,383,600
10,000,000	6.500	08/14/09	10,325,379
9,595,000	4.250	11/15/11	9,268,329
FHLMC
1,950,000	3.500	09/15/07	1,929,410
10,540,000	3.650	01/23/08	10,377,979
40,000,000	4.480	09/19/08	39,553,972
1,810,000	5.125	07/15/12	1,810,843
9,000,000	5.000	01/30/14	8,943,628

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Agency Debentures — (continued)
FNMA
$19,000,000	6.160%	12/18/07	$19,139,023
2,850,000	5.750	02/15/08	2,863,579
50,000,000	4.200	03/24/08	49,371,850
1,000,000	5.250	01/15/09	1,002,920
5,000,000	6.250	02/01/11	5,187,413
19,560,000	5.300	02/22/11	19,454,773
11,000,000	5.625	02/28/12	10,953,541
4,500,000	5.250	08/01/12	4,502,122
Small Business Administration
737,209	6.300	06/01/18	754,248

TOTAL AGENCY DEBENTURES			$328,049,013
Asset-Backed Securities — 4.3%
Credit Card — 0.1%
MBNA Master Credit Card Trust II Series 1999-J, Class A
$3,000,000	7.000%	02/15/12	$3,132,960

Home Equity(b) — 3.8%
Amortizing Residential Collateral Trust Series 2002-BC1M, Class A
1,178,038	5.600	01/01/32	1,176,198
ContiMortgage Home Equity Loan Trust Series 1999-1, Class A7
11,242	6.970	12/25/13	11,217
Countrywide Home Equity Loan Trust Series 2002-E, Class A
2,501,118	5.580	10/15/28	2,507,633
Countrywide Home Equity Loan Trust Series 2003-A, Class A
8,046,433	5.670	03/15/29	8,062,239
Countrywide Home Equity Loan Trust Series 2004-G, Class 2A
1,543,224	5.540	12/15/29	1,545,621
Countrywide Home Equity Loan Trust Series 2004-S, Class 1A
5,254,730	5.560	02/15/30	5,260,956
Countrywide Home Equity Loan Trust Series 2005-I, Class 2A
10,767,562	5.550	02/15/36	10,767,562
Countrywide Home Equity Loan Trust Series 2006-H, Class 2A1B
36,207,896	5.470	11/15/36	36,207,896
First Franklin Mortgage Loan Asset Backed Certificates Series 2004-FF11, Class 2A2
2,556,461	5.600	01/25/35	2,557,262
Impac CMB Trust Series 2004-8, Class 1A
1,905,153	5.680	10/25/34	1,921,296
Impac CMB Trust Series 2004-10, Class 2A
5,248,979	5.640	03/25/35	5,263,772
Morgan Stanley ABS Capital I Series 2004-HE1, Class A4
5,245,963	5.690	01/25/34	5,257,217
Popular ABS Mortgage Pass-Through Trust Series 2004-5, Class AV2
1,449,619	5.660	12/25/34	1,451,204

			81,990,073

Manufactured Housing — 0.1%
Mid-State Trust Series 4, Class A
1,867,057	8.330	04/01/30	1,967,636

Utilities — 0.3%
Massachusetts RRB Special Purpose Trust Series 1999-1, Class A5
6,150,000	7.030	03/15/12	6,361,806

TOTAL ASSET-BACKED SECURITIES			$93,452,475

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
U.S. Treasury Obligations — 7.4%
United States Treasury Bonds
$42,130,000	4.500%	02/15/36	$39,404,609
United States Treasury Inflation Protected Securities
6,802,392	1.875	07/15/13	6,593,014
10,797,304	2.000	07/15/14	10,507,180
12,639,078	1.875	07/15/15	12,147,292
5,587,736	2.500	07/15/16	5,643,166
United States Treasury Notes
2,000,000	5.625	05/15/08	2,014,980
1,000,000	6.500	02/15/10	1,046,120
United States Treasury Principal-Only STRIPS(d)
560,000	0.000	05/15/18	322,594
10,200,000	0.000	05/15/20	5,262,078
1,800,000	0.000	08/15/20	913,858
128,500,000	0.000	11/15/21	61,119,740
6,250,000	0.000	11/15/22	2,825,313
400,000	0.000	02/15/25	161,940
8,500,000	0.000	08/15/26	3,195,660
27,700,000	0.000	11/15/26	10,309,109

TOTAL U.S. TREASURY OBLIGATIONS			$161,466,653

Shares	Description	Value
Common Stock — 0.0%
Electric — 0.0%
151	Dynegy, Inc.	$1,064

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Emerging Market Debt(a)(b) — 0.4%
Regional Banks — 0.4%
VTB Capital (Vneshtorgbank)
$7,980,000	5.970%	08/01/08	$7,987,980

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 97.6%			$2,130,597,850

Repurchase Agreement(f) — 1.4%
Joint Repurchase Agreement Account II
$31,600,000	5.280%	02/01/07	$31,600,000
Maturity Value: $31,604,635

TOTAL INVESTMENTS — 99.0%			$2,162,197,850

OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%			22,677,962

NET ASSETS — 100.0%			$2,184,875,812

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*The principal amount of each security is stated in the currency in which the bond is denominated. All amounts shown are in U.S. dollars unless otherwise shown. See below.

Currency Description

EUR	= Euro Currency

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 67,343,562, which represents approximately 3.1% of net assets as of January 31, 2007.

(b) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2007.

(c) Represents security with nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) A portion of this security is segregated as collateral for initial margin requirement on futures transactions.

(f) Joint repurchase agreement was entered into on January 31, 2007. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll fee Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
CMBS	— Commercial Mortgage Backed Securities
CMO	— Collateralized Mortgage Obligations
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2007, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Expiration	Value on		Unrealized
Purchase Contracts	Date	Settlement Date	Current Value	Gain (Loss)

Australian Dollar	03/22/07	$42,113,858	$41,667,243	$(446,615)
British Pound	03/22/07	27,188,847	27,315,395	126,548
	03/22/07	47,983,000	47,802,424	(180,576)
Canadian Dollar	03/22/07	6,860,000	6,802,958	(57,042)
Euro	03/22/07	13,720,000	13,804,305	84,305
	03/22/07	49,905,290	49,101,686	(803,604)
Japanese Yen	03/22/07	28,590,000	28,087,926	(502,074)
New Zealand Dollar	03/22/07	19,979,009	19,882,822	(96,187)
	03/22/07	9,392,587	9,396,948	4,361
Norwegian Krone	03/22/07	13,995,000	14,299,862	304,862
	03/22/07	23,400,592	22,993,811	(406,781)
Swedish Krona	03/22/07	21,149,000	21,178,210	29,210
	03/22/07	45,479,089	44,654,193	(824,896)
Swiss Franc	03/22/07	7,128,000	6,979,142	(148,858)

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS		$356,884,272	$353,966,925	$(2,917,347)

Open Forward Foreign Currency	Expiration	Value on		Unrealized
Sale Contracts	Date	Settlement Date	Current Value	Gain (Loss)

Australian Dollar	03/22/07	$21,142,000	$20,872,394	$269,606
	03/22/07	20,454,000	20,575,194	(121,194)
British Pound	02/16/07	2,704,276	2,800,755	(96,479)
	03/22/07	7,128,000	7,122,585	5,415
	03/22/07	14,425,000	14,600,072	(175,072)
Canadian Dollar	03/22/07	21,662,309	21,590,050	72,259
	03/22/07	20,477,000	20,582,679	(105,679)
Euro	03/22/07	53,591,615	53,838,949	(247,334)
	03/22/07	69,157,589	68,214,381	943,208
Japanese Yen	03/22/07	36,612,593	35,831,814	780,779
	03/22/07	20,471,000	20,683,198	(212,198)
New Zealand Dollar	03/22/07	7,128,000	6,980,874	147,126
	03/22/07	6,311,677	6,330,836	(19,159)
Norwegian Krone	03/22/07	6,860,000	7,066,468	(206,468)
Swedish Krona	03/22/07	20,738,000	20,923,461	461,539
	03/22/07	20,738,000	20,988,717	(250,717)
Swiss Franc	03/22/07	40,078,033	39,001,330	1,076,703
	03/22/07	20,538,000	20,607,797	(69,797)

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$410,864,092	$408,611,554	$2,252,538

FUTURES CONTRACTS — At January 31, 2007, the following futures contracts were open:

	Number of
	Contracts	Settlement		Unrealized
Type	Long (Short)	Month	Market Value	Gain (Loss)

Eurodollars	2,084	March 2007	$493,022,300	$(217,302)
Eurodollars	397	June 2007	93,945,087	(418,435)
Eurodollars	314	September 2007	74,374,825	(258,468)
Eurodollars	151	December 2007	35,800,213	(84,501)
Eurodollars	158	March 2008	37,481,551	(73,612)
Eurodollars	92	June 2008	21,832,750	(32,513)
U.S. Treasury Bonds	264	March 2007	29,073,000	(736,005)
2 Year U.S. Treasury Notes	(1,477)	March 2007	(300,707,969)	1,110,860
5 Year U.S. Treasury Notes	(955)	March 2007	(99,827,344)	954,162
10 Year U.S. Treasury Notes	4	March 2007	427,000	(507)

TOTAL			$385,421,413	$243,679

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

SWAP CONTRACTS — At January 31, 2007, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged
	Notional		Payments	Payments	Upfront Payments
Swap	Amount	Termination	received by	made by	made (received)	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	by the Fund	Gain (Loss)

Banc of America Securities LLC	$100,000	10/14/08	3.514%	3 month LIBOR	$—	$(2,190,089)
Banc of America Securities LLC(a)	127,100	06/21/10	5.000%	3 month LIBOR	703,834	(1,455,550)
Banc of America Securities LLC	80,000	09/02/10	4.309%	3 month LIBOR	—	(1,733,178)
Banc of America Securities LLC	65,000	10/06/10	4.702%	3 month LIBOR	—	(450,029)
Deutsche Bank Securities, Inc.(a)	AUD 168,200	03/20/12	6.200%	6 month BBSW	(1,755,952)	276,877
Banc of America Securities LLC	65,000	04/19/12	4.547%	3 month LIBOR	—	(1,394,548)
Deutsche Bank Securities, Inc.(a)	275,000	06/20/12	5.000%	3 month LIBOR	1,306,908	(4,035,694)
Banc of America Securities LLC(a)	121,700	06/20/12	3 month LIBOR	5.000%	1,056,436	147,237
JP Morgan Securities, Inc.(a)	90,400	06/20/12	3 month LIBOR	5.000%	644,432	249,668

Deutsche Bank Securities, Inc.(a)	188,550	06/20/12	3 month LIBOR	5.000%	1,172,525	767,052
Banc of America Securities LLC(a)	55,900	06/20/12	5.000%	3 month LIBOR	324,299	(877,177)
JP Morgan Securities, Inc.(a)	100,000	06/20/14	5.100%	3 month LIBOR	1,101,249	(2,181,338)

Banc of America Securities LLC(a)	93,000	06/20/14	5.100%	3 month LIBOR	1,569,924	(2,574,407)

JP Morgan Securities, Inc.(a)	168,700	06/20/14	3 month LIBOR	5.100%	1,046,763	677,526

Deutsche Bank Securities, Inc.(a)	90,000	06/20/14	5.100%	3 month LIBOR	1,025,094	(1,900,640)

Banc of America Securities LLC(a)	77,000	06/20/14	3 month LIBOR	5.100%	448,760	300,318
Banc of America Securities LLC	11,000	05/26/15	4.532%	3 month LIBOR	—	(594,807)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INTEREST RATE SWAP CONTACTS — (continued)

			Rates Exchanged
	Notional		Payments	Payments
Swap	Amount	Termination	received by	made by	Upfront Payments	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	made by the Fund	Gain (Loss)

Banc of America Securities LLC	$25,000	10/19/15	4.965%	3 month LIBOR	$—	$(322,319)

Bear Stearns & Co., Inc.	85,000	06/19/16	5.666%	3 month LIBOR	—	2,052,021

JP Morgan Securities, Inc. (a)	69,700	06/20/17	5.100%	3 month LIBOR	1,058,298	(2,370,474)

Banc of America Securities LLC	80,000	03/23/20	3 month LIBOR	5.108%	—	1,242,255

Banc of America Securities LLC	9,000	03/30/35	5.320%	3 month LIBOR	—	(79,947)

Banc of America Securities LLC	10,000	04/09/35	5.265%	3 month LIBOR	—	(168,895)

TOTAL					$9,702,570	$(16,616,138)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to January 31, 2007.

LIBOR—London Interbank Offered Rate
BBSW—Australian Bank Bill Shop Reference Rate

CREDIT DEFAULT SWAP CONTRACTS

		Notional
		Amount	Interest	Termination	Unrealized
Referenced Obligation	Swap Counterparty	(000s)	Rate	Date	Loss

Protection Purchased:
PHH Corp. 7.125% 03/01/13	Bear Stearns & Co., Inc.	$2,600	1.150%	06/20/13	$(59,316)

TOTAL RETURN INDEX SWAP CONTRACTS

Rates Exchanged
	Notional			Payments	Payments
Swap	Amount	Termination	Reference	received by	made by	Unrealized
Counterparty	(000s)	Date	Underlying	the Fund	the Fund	Gain (Loss)

			Banc of America	Any positive monthly	Any negative monthly
			Securities LLC CMBS	duration adjusted return	duration adjusted return
Citibank, N.A.	$25,000	3/31/07	AAA 10Yr Index	on the underlying index	on the underlying index	$(20,051)

			Banc of America	Any positive monthly	Any negative monthly
JP Morgan			Securities LLC CMBS	duration adjusted return	duration adjusted return
Securities, Inc.	27,000	04/03/07	AAA 10Yr Index	on the underlying index	on the underlying index	(8,631)

Banc of America			Banc of America Securities LLC CMBS	Any positive monthly duration adjusted return	Any negative monthly duration adjusted return
Securities LLC	25,000	05/02/07	AAA 10Yr Index	on the underlying index	on the underlying index	(27,309)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TOTAL RETURN SWAP CONTRACTS — (continued)

Rates Exchanged
	Notional			Payments	Payments
Swap	Amount	Termination	Reference	received by	made by	Unrealized
Counterparty	(000s)	Date	Underlying	the Fund	the Fund	Gain (Loss)

			Banc of America	Any positive monthly	Any negative monthly
Banc of America			Securities LLC CMBS	duration adjusted return	duration adjusted return
Securities LLC	$26,000	05/31/07	AAA 10Yr Index	on the underlying index	on the underlying index	$(7,589)

			Banc of America	Any positive monthly	Any negative monthly
Banc of America			Securities LLC CMBS	duration adjusted return	duration adjusted return
Securities LLC	28,000	06/05/07	AAA 10Yr Index	on the underlying index	on the underlying index	1,991

			Banc of America	Any positive monthly	Any negative monthly
Banc of America			Securities LLC CMBS	duration adjusted return	duration adjusted return
Securities LLC	20,000	06/18/07	AAA 10Yr Index	on the underlying index	on the underlying index	(24,070)

			Banc of America	Any positive monthly	Any negative monthly
Banc of America			Securities LLC CMBS	duration adjusted return	duration adjusted return
Securities LLC	21,000	07/02/07	AAA 10Yr Index	on the underlying index	on the underlying index	(16,640)

			Banc of America	Any positive monthly	Any negative monthly
Banc of America			Securities LLC CMBS	duration adjusted return	duration adjusted return
Securities LLC	28,000	07/18/07	AAA 10Yr Index	on the underlying index	on the underlying index	(30,120)

			Banc of America	Any positive monthly	Any negative monthly
Banc of America			Securities LLC CMBS	duration adjusted return	duration adjusted return
Securities LLC	28,000	08/01/07	AAA 10Yr Index	on the underlying index	on the underlying index	(22,097)

			Banc of America	Any positive monthly	Any negative monthly
Banc of America			Securities LLC CMBS	duration adjusted return	duration adjusted return
Securities LLC	25,000	10/02/07	AAA 10Yr Index	on the underlying index	on the underlying index	(23,526)

TOTAL						$(178,042)

TAX INFORMATION — At January 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,180,599,096

Gross unrealized gain	8,980,239
Gross unrealized loss	(27,381,485)

Net unrealized security loss	$(18,401,246)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments

January 31, 2007 (Unaudited)

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Corporate Bonds — 93.8%
Automotive — 1.7%
DaimlerChrysler NA
	$400,000	8.500%	01/18/31	$472,849
DaimlerChrysler NA Holding Corp.(a)
	380,000	5.833	09/10/07	380,749
Ford Motor Credit Co.
	1,700,000	5.700	01/15/10	1,638,751
General Motors Acceptance Corp.
	1,275,000	6.875	09/15/11	1,298,174

				3,790,523

Banks — 18.1%
ANZ Capital Trust I(b)
	325,000	4.484	01/15/49	315,117
	800,000	5.360	12/15/49	780,510
Astoria Financial Corp.
	225,000	5.750	10/15/12	224,356
Banca Popolare di Bergamo Capital Trust(a)
EUR	475,000	8.364	02/15/49	697,511
Bank United Corp.
	$250,000	8.875	05/01/07	252,000
Citigroup, Inc.
	589,000	7.250	10/15/11	630,430
Credit Suisse (USA), Inc.
	1,000,000	5.250	03/02/11	998,304
Credit Suisse First Boston London(a)(b)
	1,625,000	7.900	05/29/49	1,634,412
Danske Bank A/S(a)(b)
	300,000	7.400	06/15/10	302,162
Greater Bay Bancorp Series D
	2,700,000	5.125	04/15/10	2,660,240
GreenPoint Financial Corp.
	600,000	3.200	06/06/08	582,503
HBOS PLC(a)(b)
	1,750,000	5.375	12/29/49	1,721,027
HSBC Capital Funding LP(a)(b)
	1,050,000	4.610	06/27/49	983,973
HSBC USA, Inc.
	250,000	6.625	03/01/09	256,284
Huntington National Bank
	1,000,000	8.000	04/01/10	1,069,702
JP Morgan Chase & Co.
	550,000	6.625	03/15/12	577,813
Key Bank N.A.(c)
	1,000,000	6.500	10/15/27	1,014,832
Lehman Brothers Holdings E-Capital Trust I(a)
	675,000	6.155	08/19/65	681,072
Manufacturers & Traders Trust Co.(a)
	1,495,000	5.585	12/28/20	1,470,527
Mizuho JGB Investment LLC(a)(b)
	1,275,000	9.870	06/30/49	1,345,066
MUFG Capital Finance 1 Ltd.(a)
	2,400,000	6.346	07/25/16	2,417,584
Nordea Bank Sweden AB(a)(b)
	2,380,000	8.950	11/12/49	2,571,069

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Corporate Bonds — (continued)
Banks — (continued)
North Fork Bancorp.(a)
	$1,350,000	5.000%	08/15/12	$1,345,619
PartnerRe Finance(a)
	175,000	6.440	12/01/66	174,176
PNC Funding Corp.
	600,000	7.500	11/01/09	631,698
Popular North America, Inc.
	1,775,000	5.200	12/12/07	1,768,881
	1,795,000	4.250	04/01/08	1,765,395
RBS Capital Trust II(a)
	1,000,000	5.512	09/30/49	982,160
Resona Bank Ltd.(a)(b)
	1,475,000	5.850	04/15/49	1,433,791
EUR	925,000	4.125	09/27/49	1,159,120
Resona Preferred Global Securities Ltd.(a)(b)
	$2,000,000	7.191	07/30/49	2,091,670
Royal Bank of Scotland Group PLC
	400,000	9.118	09/30/48	440,736
Sovereign Bank
	1,000,000	4.000	02/01/08	985,277
	300,000	5.125	03/15/13	292,041
	455,000	4.375 (a)	08/01/13	445,972
Tokai Preferred Capital Co. LLC(a)(b)
	650,000	9.980	12/29/49	686,221
Unicredito Italiano Capital Trust(a)(b)
	500,000	9.200	10/05/49	559,416
Wachovia Capital Trust III(a)
	1,775,000	5.800	08/29/49	1,787,237
Washington Mutual Bank
	500,000	5.950	05/20/13	508,964

				40,244,868

Brokerage — 1.0%
Morgan Stanley
	2,200,000	5.050	01/21/11	2,176,341

Captive Financial — 0.8%
Nelnet, Inc.
	1,760,000	5.125	06/01/10	1,716,658

Consumer Cyclical Services — 0.5%
Sabre Holdings Corp.
	1,300,000	6.350	03/15/16	1,184,862

Diversified Manufacturing — 1.7%
Tyco International Group Participation Certificate(b)
	2,350,000	4.436	06/15/07	2,340,541
Tyco International Group SA
	1,300,000	6.750	02/15/11	1,373,318

				3,713,859

Electric — 7.4%
Arizona Public Service Co.
	500,000	6.250	08/01/16	509,881
	2,000,000	6.875	08/01/36	2,099,220
Centerpoint Energy, Inc.
	2,100,000	5.875	06/01/08	2,104,975

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
Electric — (continued)
CenterPoint Energy, Inc. Series B
$350,000	7.250%	09/01/10	$367,658
FirstEnergy Corp. Series C
70,000	7.375	11/15/31	79,649
MidAmerican Energy Holdings Co.
1,575,000	7.630	10/15/07	1,597,197
280,000	7.520	09/15/08	288,673
2,100,000	6.125	04/01/36	2,112,389
NiSource Finance Corp.(a)
500,000	5.940	11/23/09	500,283
Ohio Edison Co.
1,500,000	6.875	07/15/36	1,630,786
Progress Energy, Inc.
2,175,000	5.625	01/15/16	2,167,793
1,000,000	7.000	10/30/31	1,105,738
Southwestern Public Service Cos.
375,000	6.000	10/01/36	367,585
Tampa Electric Co.
275,000	6.550	05/15/36	288,852
TXU Corp. Series O
1,225,000	4.800	11/15/09	1,193,453

			16,414,132

Energy — 2.2%
Canadian Natural Resources Ltd.
1,375,000	5.850	02/01/35	1,256,325
1,625,000	6.500	02/15/37	1,620,511
Kerr-McGee Corp.
800,000	6.950	07/01/24	842,218
XTO Energy, Inc.
1,200,000	6.250	04/15/13	1,233,031

			4,952,085

Entertainment — 2.2%
Time Warner Entertainment Co.
325,000	7.250	09/01/08	333,615
1,290,000	8.375	03/15/23	1,516,292
Time Warner, Inc.
2,675,000	7.700	05/01/32	3,024,858

			4,874,765

Food & Drug Retailing — 0.1%
Kroger Co.
250,000	7.450	03/01/08	254,661

Gaming — 1.1%
Harrah’s Operating Co., Inc.
2,425,000	5.500	07/01/10	2,385,594

Life Insurance — 11.0%
Americo Life, Inc.(b)
550,000	7.875	05/01/13	574,888
AmerUs Group Co.
1,575,000	5.950	08/15/15	1,598,918
AXA Financial, Inc.
805,000	7.750	08/01/10	863,873

Principal		Interest		Maturity
Amount*		Rate		Date	Value
Corporate Bonds — (continued)
Life Insurance — (continued)
AXA SA(a)(b)
	$825,000	6.379%		12/14/49	$808,001
	825,000	6.463		12/31/49	790,571
Genworth Financial, Inc.(a)
	675,000	6.150		11/15/66	672,279
Lincoln National Corp.
	1,000,000	6.200		12/15/11	1,028,746
	1,600,000	7.000	(a)	05/17/66	1,692,125
Phoenix Life Insurance Co.(b)
	2,275,000	7.150		12/15/34	2,394,253
PRICOA Global Funding I(b)
	600,000	4.200		01/15/10	578,544
Reinsurance Group of America, Inc.
	625,000	6.750		12/15/11	650,287
	2,250,000	6.750	(a)	12/15/65	2,253,884
SL Finance PLC
EUR	650,000	6.375		07/12/22	914,274
Stingray Pass-Through Trust(b)
	$400,000	5.902		01/12/15	369,996
Swiss Re Capital I LP(a)(b)
	4,375,000	6.854		05/29/49	4,579,903
Symetra Financial Corp.(b)
	1,600,000	6.125		04/01/16	1,609,301
The MONY Group, Inc.
	1,000,000	8.350		03/15/10	1,081,312
ZFS Finance USA Trust I(a)(b)
	1,875,000	6.150		12/15/65	1,901,901

					24,363,056

Media-Cable — 3.3%
Comcast Cable Communications Holdings, Inc.
	575,000	6.875		06/15/09	594,091
	1,350,000	9.455		11/15/22	1,752,510
Cox Communications, Inc.
	850,000	4.625		01/15/10	831,806
Cox Enterprises, Inc.(b)
	3,275,000	4.375		05/01/08	3,215,857
Viacom, Inc.
	850,000	5.750		04/30/11	851,258

					7,245,522

Media-Non Cable — 0.8%
AMFM, Inc.
	1,700,000	8.000		11/01/08	1,760,954

Metals & Mining — 1.1%
Falconbridge Ltd.
	500,000	7.250		07/15/12	540,227
Inco Ltd.
	2,050,000	5.700		10/15/15	2,019,488

					2,559,715

Noncaptive-Financial — 8.6%
American General Finance Corp.(c)
	1,825,000	8.450		10/15/09	1,964,319

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Corporate Bonds — (continued)
Noncaptive-Financial — (continued)
Capital One Bank
$325,000	5.000%	06/15/09	$322,249
Capital One Financial Corp.
1,775,000	5.700	09/15/11	1,791,806
GATX Financial Corp.
3,400,000	5.125	04/15/10	3,352,672
MGIC Investment Corp.
1,300,000	5.625	09/15/11	1,296,403
Nelnet, Inc.(a)
625,000	7.400	09/29/36	639,393
PHH Corp.
3,088,000	6.000	03/01/08	3,086,280
750,000	7.125	03/01/13	775,951
Residential Capital LLC
2,575,000	6.375	06/30/10	2,596,501
Waddell & Reed Financial, Inc.
3,250,000	5.600	01/15/11	3,197,227

			19,022,801

Paper — 1.4%
Weyerhaeuser Co.
3,025,000	7.375	03/15/32	3,220,596

Pipelines — 5.3%
Boardwalk Pipelines LP
1,775,000	5.875	11/15/16	1,762,186
Energy Transfer Partners
1,375,000	5.650	08/01/12	1,369,646
Energy Transfer Partners LP
2,000,000	5.950	02/01/15	2,008,549
Enterprise Products Operating LP
1,805,000	4.950	06/01/10	1,771,375
2,350,000	5.600	10/15/14	2,310,569
275,000	5.000	03/01/15	258,880
ONEOK Partners LP
1,375,000	5.900	04/01/12	1,390,804
775,000	6.650	10/01/36	797,892
Panhandle Eastern Pipeline
150,000	4.800	08/15/08	147,721

			11,817,622

Property/Casualty Insurance — 4.7%
Ace Capital Trust II
250,000	9.700	04/01/30	336,812
AON Capital Trust A
1,000,000	8.205	01/01/27	1,137,600
Arch Capital Group Ltd.
1,245,000	7.350	05/01/34	1,363,726
Aspen Insurance Holdings Ltd.
1,025,000	6.000	08/15/14	1,008,299
Catlin Insurance Co. Ltd.(a)(b)
1,050,000	7.249	01/19/49	1,058,368
CNA Financial Corp.
350,000	6.600	12/15/08	356,271
1,000,000	5.850	12/15/14	995,425

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Corporate Bonds — (continued)
Property/Casualty Insurance — (continued)
Endurance Specialty Holdings Ltd.
	$1,100,000	6.150%	10/15/15	$1,088,798
Liberty Mutual Group(b)
	540,000	7.000	03/15/34	554,322
Marsh & McLennan Cos., Inc.
	1,000,000	5.150	09/15/10	981,599
QBE Insurance Group Ltd.(a)(b)
	855,000	5.647	07/01/23	831,400
Royal & Sun Alliance Insurance Group PLC
GBP	225,000	8.500	07/29/49	494,264
Zurich Capital Trust I(b)
	$125,000	8.376	06/01/37	130,814

				10,337,698

REIT — 12.5%
Arden Realty LP
	1,160,000	5.200	09/01/11	1,152,590
BRE Properties Inc.
	3,525,000	7.450	01/15/11	3,756,578
Camden Property Trust
	1,650,000	4.375	01/15/10	1,602,371
Colonial Realty LP
	1,750,000	6.050	09/01/16	1,765,789
EOP Operating LP
	1,692,000	7.750	11/15/07	1,722,593
Health Care Property Investors, Inc.
	1,825,000	5.950	09/15/11	1,832,532
Heritage Property Investment Trust
	885,000	4.500	10/15/09	860,732
iStar Financial, Inc. Series B
	3,200,000	5.700	03/01/14	3,150,288
Liberty Property LP
	225,000	7.750	04/15/09	235,534
Pan Pacific Retail Properties, Inc.
	1,350,000	5.950	06/01/14	1,363,979
Post Apartment Homes LP
	1,500,000	7.700	12/20/10	1,601,279
	3,000,000	6.300	06/01/13	3,059,640
ProLogis
	2,250,000	5.500	04/01/12	2,235,402
Shurgard Storage Centers, Inc.
	2,050,000	7.750	02/22/11	2,189,908
Simon Property Group LP
	200,000	7.000 (c)	06/15/08	203,720
	1,000,000	5.600	09/01/11	1,005,149

				27,738,084

Software — 1.1%
Oracle Corp. and Ozark Holdings, Inc.
	2,400,000	5.000	01/15/11	2,370,403

Tobacco — 0.9%
Altria Group, Inc.
	275,000	7.000	11/04/13	297,150
	393,000	7.750	01/15/27	469,755

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal		Interest	Maturity
Amount*		Rate	Date	Value
Corporate Bonds — (continued)
Tobacco — (continued)
Imperial Tobacco Overseas BV
	$1,200,000	7.125%	04/01/09	$1,233,476

				2,000,381

Wireless Telecommunications — 2.6%
America Movil SA de CV
	800,000	5.500	03/01/14	776,776
AT&T Wireless Services, Inc.
	950,000	7.875	03/01/11	1,032,624
	900,000	8.750	03/01/31	1,165,826
Intelsat
	350,000	5.250	11/01/08	342,125
Sprint Capital Corp.
	1,500,000	7.625	01/30/11	1,599,856
	850,000	6.875	11/15/28	846,478

				5,763,685

Wirelines Telecommunications — 3.7%
Ameritech Capital Funding
	575,000	6.250	05/18/09	579,675
Bellsouth Telecommunications, Inc.
	426,000	6.125	09/23/08	428,939
Deutsche Telekom International Finance BV
	550,000	5.375	03/23/11	547,891
	1,650,000	8.250	06/15/30	2,014,850
Embarq Corp.
	500,000	7.995	06/01/36	519,924
France Telecom SA
EUR	175,000	8.125	01/28/33	307,809
Telecom Italia Capital
	$700,000	4.000	01/15/10	668,808
	1,700,000	4.950	09/30/14	1,562,782
TPSA Finance BV(b)
	350,000	7.750	12/10/08	362,029
Verizon Communications, Inc.
	1,260,000	7.510	04/01/09	1,309,835

				8,302,542

TOTAL CORPORATE BONDS				$208,211,407
Emerging Markets Debt — 0.4%
Korea Development Bank
	150,000	5.750%	09/10/13	$152,389
VTB Capital (Vneshtorgbank)(a)(b)
	700,000	5.970	08/01/08	700,700

TOTAL EMERGING MARKETS DEBT				$853,089
U.S. Treasury Obligations — 2.6%
United States Treasury Notes
	$4,500,000	4.875%	10/31/08	$4,493,070
	1,300,000	4.250	08/15/13	1,259,679

TOTAL U.S. TREASURY OBLIGATIONS				$5,752,749

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 96.8%				$214,817,245

Principal	Interest	Maturity
Amount*	Rate	Date	Value
Repurchase Agreement(d) — 3.0%
Joint Repurchase Agreement Account II
$6,600,000	5.280%	02/01/07	$6,600,000
Maturity Value: $6,600,968

TOTAL INVESTMENTS — 99.8%			$221,417,245

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%			506,403

NET ASSETS — 100.0%			$221,923,648

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The principal amount of each security is stated in the currency in which the bond is denominated. All amounts shown are in U.S. dollars unless otherwise noted. See below.

Currency Description

EUR	= Euro Currency
GBP	= British Pounds

(a) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2007.

(b) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $ 38,384,943, which represents approximately 17.3% of net assets as of January 31, 2007.

(c) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d) Joint repurchase agreement was entered into on January 31, 2007. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll fee Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2007, the Fund had outstanding forward foreign currency exchange contracts to sell foreign currencies:

Open Forward Foreign Currency	Expiration	Value on		Unrealized
Sale Contracts	Date	Settlement Date	Current Value	Loss

British Pound	02/16/07	$498,011	$515,779	$(17,768)
Euro	02/27/07	2,831,579	2,858,304	(26,725)

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$3,329,590	$3,374,083	$(44,493)

FUTURES CONTRACTS — At January 31, 2007, the following futures contracts were open:

	Number of
	Contracts	Settlement		Unrealized
Type	Long (Short)	Month	Market Value	Gain (Loss)

Eurodollars	32	March 2007	$7,570,400	$(1,709)
Eurodollars	8	June 2007	1,893,100	(4,427)
Eurodollars	6	September 2007	1,421,175	(3,733)
Eurodollars	6	December 2007	1,422,525	(3,358)
Eurodollars	7	March 2008	1,660,575	(3,249)
Eurodollars	4	June 2008	949,250	(1,414)
U.S. Treasury Bonds	15	March 2007	1,651,875	(34,861)
2 Year U.S. Treasury Notes	(60)	March 2007	(12,215,625)	55,605
5 Year U.S. Treasury Notes	(169)	March 2007	(17,665,781)	129,980
10 Year U.S. Treasury Notes	(191)	March 2007	(20,389,250)	356,625

TOTAL			$(33,701,756)	$489,459

SWAP CONTRACTS — At January 31, 2007, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Upfront
	Notional		Payments	Payments	Payments
Swap	Amount	Termination	received by	made by	made by	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	the Fund	Gain (Loss)

Banc of America Securities LLC	$8,000	09/02/10	4.309%	3 month LIBOR	—	$(173,318)
Banc of America Securities LLC	5,000	05/23/12	4.374%	3 month LIBOR	—	(216,568)
Banc of America Securities LLC(a)	3,600	06/20/12	3 month LIBOR	5.000%	31,250	4,355
Deutsche Bank Securities, Inc.(a)	22,000	06/20/14	5.100%	3 month LIBOR	263,944	(486,333)
Banc of America Securities LLC(a)	8,700	06/20/14	5.100%	3 month LIBOR	146,864	(240,832)
J.P. Morgan Securities, Inc.(a)	2,700	06/20/14	3 month LIBOR	5.100%	21,016	5,250
Banc of America Securities LLC	7,000	10/19/15	4.965%	3 month LIBOR	—	(90,249)
Banc of America Securities LLC	4,000	03/19/35	5.288%	3 month LIBOR	—	(54,953)
Banc of America Securities LLC	2,800	04/09/35	5.266%	3 month LIBOR	—	(47,290)
Banc of America Securities LLC(a)	2,800	06/22/37	5.250%	3 month LIBOR	94,591	(184,248)

TOTAL					$557,665	$(1,484,186)

(a) Represents forward starting interest rate swap whose effective dates of commencement of accruals and cash flows occur subsequent to January 31, 2007.
LIBOR — London Interbank Offered Rate

GOLDMAN SACHS INVESTMENT GRADE CREDIT FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

CREDIT DEFAULT SWAP CONTRACTS

					Upfront
		Notional	Rate		Payments
		Amount	Paid by	Termination	received by	Unrealized
Referenced Obligation	Swap Counterparty	(000s)	Fund	Date	the Fund	Gain (Loss)

Protection Purchased:
Autozone, Inc.	Bear Stearns & Co., Inc.	$2,000	0.680%	06/20/11	$—	$(29,721)
5.78%, 10/15/2012					—
Bear Stearns Co., Inc.	JP Morgan Chase & Co., Inc.	4,000	0.300%	06/20/13	—	(13,262)
7.625%, 12/7/2009					—
Centex Corp.	Bear Stearns & Co., Inc.	2,000	0.845%	06/20/13	—	(32,129)
5.25%, 6/15/2015
Lowe’s Co., Inc.	Banc of America Securities LLC	5,000	0.180%	06/20/13	—	12,535
8.25%, 6/1/2010
Core Investment Grade Bond Trust	Deutsche Bank Securities, Inc.	10,300	0.650%	12/20/16	(29,321)	(40,740)

TOTAL					$(29,321)	$(103,317)

TAX INFORMATION — At January 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$223,721,445

Gross unrealized gain	1,138,597
Gross unrealized loss	(3,442,797)

Net unrealized security loss	$(2,304,200)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semiannual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments

January 31, 2007 (Unaudited)

Principal	Interest	Maturity
Amount *	Rate	Date	Value
Corporate Bonds — 7.2%
Banks(a)(b) — 0.4%
Resona Preferred Global Securities Ltd.
$200,000	7.191%	12/29/49	$209,167

Electric — 1.2%
Arizona Public Service Co.
150,000	6.250	08/01/16	152,964
MidAmerican Energy Holdings Co.
325,000	6.125	04/01/36	326,917
Progress Energy, Inc.
125,000	5.625	01/15/16	124,586

			604,467

Energy — 0.6%
Canadian Natural Resources Ltd.
100,000	6.500	02/15/37	99,724
Kerr-McGee Corp.
75,000	6.950	07/01/24	78,958
XTO Energy, Inc.
150,000	5.000	01/31/15	141,864

			320,546

Entertainment — 0.3%
Time Warner, Inc.
50,000	7.700	05/01/32	56,539
100,000	6.500	11/15/36	99,585

			156,124

Life Insurance(a) — 0.5%
Americo Life, Inc.
50,000	7.875	05/01/13	52,263
Swiss Re Capital I LP(b)
100,000	6.854	05/29/49	104,683
Symetra Financial Corp.
100,000	6.125	04/01/16	100,581

			257,527

Media — Cable — 0.7%
Comcast Cable Communications Holdings, Inc.
175,000	9.455	11/15/22	227,482
Cox Communications, Inc.(a)
150,000	5.875	12/01/16	149,709

			377,191

Noncaptive — Financial — 0.7%
GATX Financial Corp.
150,000	8.875	06/01/09	160,310
Residential Capital LLC
175,000	6.375	06/30/10	176,461

			336,771

Pipelines — 1.4%
Boardwalk Pipelines LP
200,000	5.875	11/15/16	198,556
Energy Transfer Partners LP
100,000	5.950	02/01/15	100,427

Principal	Interest	Maturity
Amount *	Rate	Date	Value
Corporate Bonds — (continued)
Pipelines — (continued)
Enterprise Products Operating LP Series B
$125,000	5.600%	10/15/14	$122,903
75,000	5.000	03/01/15	70,619
ONEOK Partners LP
75,000	6.150	10/01/16	75,951
125,000	6.650	10/01/36	128,692

			697,148

Property/Casualty Insurance — 0.1%
Endurance Specialty Holdings Ltd.
75,000	6.150	10/15/15	74,236

REIT — 0.5%
iStar Financial, Inc. Series B
100,000	5.700	03/01/14	98,446
Westfield Capital Corp.(a)
150,000	5.125	11/15/14	144,866

			243,312

Wireless Telecommunications — 0.1%
Sprint Capital Corp.
50,000	6.875	11/15/28	49,793

Wirelines Telecommunications — 0.7%
Deutsche Telekom International Finance BV
200,000	8.250	06/15/30	244,376
Telecom Italia Capital
150,000	4.950	09/30/14	137,893

			382,269

TOTAL CORPORATE BONDS			$3,708,551

Mortgage-Backed Obligations — 16.6%
Adjustable Rate Non-Agency(b) — 6.6%
Harborview Mortgage Loan Trust Series 2006-10, Class 2A1A
$982,953	5.500%	11/19/36	$982,953
Lehman XS Trust Series 2006-2N, Class 1A1
2,295,975	5.580	02/25/46	2,300,340
Master Adjustable Rate Mortgages Trust Series 2004-9, Class 2A1
113,246	5.700	11/25/34	113,495

			3,396,788

Federal Home Loan Mortgage Corp. — 0.8%
456,788	5.000	05/01/18	447,544

Federal National Mortgage Association — 9.2%
75,826	4.500	04/01/18	72,895
3,812,185	4.500	06/01/18	3,664,841
1,036,697	4.500	01/01/19	996,666

			4,734,402

TOTAL MORTGAGE- BACKED OBLIGATIONS			$8,578,734

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

Principal		Interest	Maturity
Amount *		Rate	Date	Value
Agency Debentures — 6.5%
Federal Home Loan Bank
	$1,600,000	5.000%	12/11/09	$1,596,531
	1,800,000	4.750	10/06/10	1,776,391

TOTAL AGENCY DEBENTURES				$3,372,922

Asset-Backed Security(a)(b) — 4.1%
Home Equity — 4.1%
Wells Fargo Home Equity Trust Series 2005-3, Class AI1A
	$2,091,611	5.590%	11/25/35	$2,096,605

U.S. Treasury Obligations — 29.3%
United States Treasury Bonds
	$400,000	4.500%	02/15/36	$374,124
United States Treasury Notes
	6,000,000	4.875	08/15/09	5,998,596
	7,800,000	4.625	11/15/09	7,751,554
	260,000	5.125	05/15/16	265,576
United States Treasury Principal-Only STRIPS(c)
	1,550,000	0.000	11/15/21	736,002

TOTAL U.S. TREASURY OBLIGATIONS				$15,125,852

Emerging Market Debt — 4.2%
Government of Japan
JPY	215,000,000	1.700%	12/20/16	$1,782,134
Mexican Fixed Rate Bonds
MXN	2,000,000	8.000	12/19/13	182,647
	2,000,000	10.000	12/05/24	217,642

TOTAL EMERGING MARKET DEBT				$2,182,423

Shares	Description	Value
Mutual Funds (Institutional Shares) — 4.9%
Fixed-Income — 4.9%
$84,905	Goldman Sachs Emerging Markets Debt Fund	$1,008,677
188,066	Goldman Sachs High Yield Fund	1,534,619

		2,543,296

TOTAL MUTUAL FUNDS (INSTITUTIONAL SHARES)		$2,543,296

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT — 72.8%		$37,608,383

Principal	Interest	Maturity
Amount *	Rate	Date	Value
Repurchase Agreement(d) — 24.6%
Joint Repurchase Agreement Account II
$12,700,000	5.280%	02/01/07	$12,700,000
Maturity Value: $12,701,863

TOTAL INVESTMENTS — 97.4%			$50,308,383

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.6%			1,322,871

NET ASSETS — 100.0%			$51,631,254

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

* The principal amount of each security is stated in the currency in which the bond is denominated. See below.

Currency Description
JPY	= Japanese Yen
MXN	= Mexican Peso

(a) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,857,874, which represents approximately 5.5% of net assets as of January 31, 2007.

(b) Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2007.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) Joint repurchase agreement was entered into on January 31, 2007. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll fee Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
REIT	— Real Estate Investment Trust
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY CONTRACTS — At January 31, 2007, the Fund had outstanding forward foreign currency exchange contracts, both to purchase and sell foreign currencies:

Open Forward Foreign Currency	Expiration	Value on	Current	Unrealized
Purchase Contracts	Date	Settlement Date	Value	Gain (Loss)

Australian Dollar	03/22/07	$936,779	$926,735	$(10,044)
British Pound	03/22/07	1,595,479	1,598,494	3,015
	03/22/07	324,000	320,213	(3,787)
Canadian Dollar	03/22/07	163,661	162,175	(1,486)
Euro	03/22/07	1,289,143	1,272,333	(16,810)
	03/22/07	144,885	145,837	952
Japanese Yen	03/22/07	635,542	624,387	(11,155)
New Zealand Dollar	03/22/07	464,789	462,520	(2,269)
	03/22/07	154,666	154,738	72
Norwegian Krone	03/22/07	162,000	166,209	4,209
	03/22/07	627,174	621,881	(5,293)
Swedish Krona	03/22/07	1,257,246	1,240,327	(16,919)
	03/22/07	325,000	327,268	2,268

TOTAL OPEN FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS		$8,080,364	$8,023,117	$(57,247)

Open Forward Foreign Currency	Expiration	Value on	Current	Unrealized
Sale Contracts	Date	Settlement Date	Value	Gain (Loss)

Australian Dollar	03/22/07	$480,000	$473,909	$6,091
	03/22/07	488,000	490,892	(2,892)
British Pound	03/22/07	477,000	480,766	(3,766)
Canadian Dollar	03/22/07	805,000	807,137	(2,137)
	03/22/07	159,000	157,897	1,103
Euro	02/27/07	12,189	12,304	(115)
	03/22/07	1,547,313	1,526,587	20,726
	03/22/07	1,472,626	1,480,409	(7,783)
Japanese Yen	02/28/07	1,750,706	1,767,685	(16,979)
	03/22/07	162,000	163,256	(1,256)
	03/22/07	1,119,000	1,106,524	12,476
Mexican Peso	04/12/07	409,649	411,217	(1,568)
New Zealand Dollar	03/22/07	159,000	155,718	3,282
	03/22/07	140,279	140,705	(426)
Norwegian Krone	03/22/07	162,000	166,876	(4,876)
Swedish Krona	03/22/07	323,000	327,402	(4,402)
	03/22/07	639,000	630,160	8,840
Swiss Franc	03/22/07	787,772	767,223	20,549
	03/22/07	488,000	489,670	(1,670)

TOTAL OPEN FORWARD FOREIGN CURRENCY SALE CONTRACTS		$11,581,534	$11,556,337	$25,197

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2007, the following futures contracts were open:

	Number of
	Contracts	Settlement	Market	Unrealized
Type	Long (Short)	Month	Value	Gain (Loss)

Eurodollars	84	March 2007	$19,872,300	$(32,222)
2 Year Euro-Schatz	(17)	March 2007	(1,757,545)	288
5 Year Euro-Bobl	(15)	March 2007	(1,626,300)	39,453
10 Year Euro-Bund	(1)	March 2007	(114,970)	5,028
30 Year Euro-Buxl	2	March 2007	192,720	(2,560)
U.K. Life Long Gilt	(1)	March 2007	(106,260)	7,207
U.S. Treasury Bonds	46	March 2007	5,065,750	(167,895)
2 Year U.S. Treasury Notes	(3)	March 2007	(610,781)	(479)
5 Year U.S. Treasury Notes	27	March 2007	2,822,344	(43,080)
5 Year U.S. Treasury Notes	(71)	March 2007	(7,421,719)	115,919
10 Year U.S. Treasury Notes	(45)	March 2007	(4,803,750)	49,419

TOTAL			$11,511,789	$(28,922)

SWAP CONTRACTS — At January 31, 2007, the Fund had outstanding swap contracts with the following terms:

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged
					Upfront
					Payments
	Notional		Payments	Payments	made
Swap	Amount	Termination	received by	made by	(received) by	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	the Fund	Gain (Loss)

Citibank NA(a)	EUR 3,560	03/20/09	3.900%	6 month EURO	$(12,049)	$(17,030)
Citibank NA(a)	EUR 5,780	03/20/09	6 month EURO	3.900	32,175	15,036
Deutsche Bank AG(a)	AUD 2,330	03/20/12	6.200	6 month BBSW	(9,049)	(11,440)
Citibank NA(a)	EUR 570	03/20/12	6 month EURO	3.900	(1,372)	13,051
Citibank NA(c)	EUR 6,430	03/20/12	3.900	6 month EURO	(73,619)	(58,126)
Deutsche Bank AG(a)	GBP 210	03/20/12	6 month BP	5.100	356	9,154
Citibank NA(a)	GBP 210	03/20/12	5.100	6 month BP	(2,818)	(6,684)
Citibank NA(a)	JPY 210,000	03/20/12	6 month JYOR	1.500	(8,165)	(3,329)
Citibank NA(a)	JPY 162,000	03/20/12	1.500	6 month JYOR	4,072	4,837
Deutsche Bank AG(a)	USD 670	03/20/12	3 month LIBOR	5.000	1,242	5,945

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

INTEREST SWAP CONTRACTS — (continued)

			Rates Exchanged
					Upfront
					Payments
	Notional		Payments	Payments	made
Swap	Amount	Termination	received by	made by	(received) by	Unrealized
Counterparty	(000s)	Date	the Fund	the Fund	the Fund	Gain (Loss)

Deutsche Bank Securities, Inc.(a)	USD 19,800	06/20/12	5.000%	3 month LIBOR	$179,310	$(391,581)
Deutsche Bank Securities, Inc.(a)	USD 2,100	06/20/12	3 month LIBOR	5.000	13,059	9,455
JP Morgan Securities, Inc.(a)	USD 2,100	06/20/12	3 month LIBOR	5.000	14,970	5,800
Banc of America Securities LLC(a)	USD 2,800	06/20/12	5.000	3 month LIBOR	24,306	3,387
Citibank NA(a)	JPY 245,000	03/20/14	6 month JYOR	1.700	(15,239)	844
Deutsche Bank Securities, Inc.(a)	USD 13,000	06/20/14	5.100	3 month LIBOR	195,000	(335,412)
JP Morgan Securities, Inc.(a)	USD 2,900	06/20/14	3 month LIBOR	5.100	12,605	18,717
Banc of America Securities LLC(a)	USD 3,000	06/20/14	5.100	3 month LIBOR	17,484	11,701
JP Morgan Securities, Inc.(a)	USD 2,100	06/20/14	3 month LIBOR	5.100	16,346	4,083
Citibank NA	JPY 213,000	12/20/16	6 month JYOR	1.872	—	(8,596)
Deutsche Bank AG(a)	EUR 1,770	03/20/17	4.000	6 month EURO	12,575	(76,927)
Deutsche Bank AG(a)	SEK 16,400	03/20/17	3 month SKOF	4.000	4,867	82,817
Citibank NA(c)	EUR 2,020	03/21/22	6 month EURO	4.000	72,519	51,611
Deutsche Bank AG(a)	EUR 320	03/20/37	6 month EURO	4.000	3,329	26,962
Citibank NA(a)	EUR 330	03/20/37	6 month EURO	4.000	8,370	453,680
Citibank NA(a)	EUR 200	03/20/37	4.000	6 month EURO	(13,432)	(5,928)
Deutsche Bank Securities, Inc.(a)	USD 700	06/22/37	5.250	3 month LIBOR	19,141	(41,560)

TOTAL					$495,983	$(239,533)

(a) Represents forward starting interest rate swap whose effective dates of commencement of accruals and cash flows occur subsequent to January 31, 2007.

Currency Description
AUD	— Australian Dollar
EUR	— Euro Currency
GBP	— British Pounds
JPY	— Japanese Yen
SEK	— Swedish Krona
USD	— U.S. Dollar

Rate Description
BBSW	— Australian Bank Bill Swap Reference Rate
BP	— British Pound Offered Rate
EURO	— Euro Offered Rate
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
SKOF	— Swedish Krona Offered Rate

GOLDMAN SACHS CORE PLUS FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2007 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TOTAL RETURN INDEX SWAP CONTRACTS

				Rates Exchanged
	Notional			Payments	Payments
Swap	Amount	Termination	Reference	received by	made by	Unrealized
Counterparty	(000s)	Date	Underlying	the Fund	the Fund	Loss

JP Morgan Securities, Inc.	$1,250	04/03/07	Banc of America Securities LLC CMBS AAA 10 Yr Index	Any positive monthly duration adjusted return on the underlying index	Any negative monthly duration adjusted return on the underlying index	$(400)
JP Morgan Securities, Inc.	500	05/31/07	Banc of America Securities LLC CMBS AAA 10 Yr Index	Any positive monthly duration adjusted return on the underlying index	Any negative monthly duration adjusted return on the underlying index	(146)
Banc of America Securities LLC	5,500	05/31/07	Banc of America Securities LLC CMBS AAA 10 Yr Index	Any positive monthly duration adjusted return on the underlying index	Any negative monthly duration adjusted return on the underlying index	(3,423)
Banc of America Securities LLC	500	07/02/07	Banc of America Securities LLC CMBS AAA 10 Yr Index	Any positive monthly duration adjusted return on the underlying index	Any negative monthly duration adjusted return on the underlying index	(396)
Banc of America Securities LLC	1,000	07/18/07	Banc of America Securities LLC CMBS AAA 10 Yr Index	Any positive monthly duration adjusted return on the underlying index	Any negative monthly duration adjusted return on the underlying index	(770)
Banc of America Securities LLC	1,000	08/01/07	Banc of America Securities LLC CMBS AAA 10 Yr Index	Any positive monthly duration adjusted return on the underlying index	Any negative monthly duration adjusted return on the underlying index	(792)

TOTAL						$(5,927)

TAX INFORMATION — At January 31, 2007, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$51,116,122

Gross unrealized gain	13,522
Gross unrealized loss	(821,261)

Net unrealized security loss	$(807,739)

GOLDMAN SACHS SINGLE/MULTI-SECTOR TAXABLE FIXED INCOME FUNDS

January 31, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — Portfolio securities for which market quotations are readily available are valued at market value on the basis of quotations furnished by a pricing service or provided by dealers in such securities. Investments in the Underlying Funds are valued at the net asset value per share of each Underlying Fund on the day of valuation. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. The Underlying Funds may invest in foreign securities that are valued daily at fair value determined by an independent service (if available) under valuation procedures approved by the Trustees consistent with applicable regulatory guidance. Portfolio securities for which market quotations are not readily available or are deemed not to reflect market value by the investment adviser are valued based on yield equivalents, pricing matrices or other sources, under valuation procedures established by the Trust’s Board of Trustees.

Foreign Currency Translations — The books and records of the Funds are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Net realized and unrealized gain (loss) on foreign currency transactions will represent: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) gains and losses from the sale of investments (applicable to fixed income securities); (iii) currency gains and losses between trade date and settlement date on investment securities transactions and forward exchange contracts, and (iv) gains and losses from the difference between amounts of interest, dividends and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on securities and derivative instruments are segregated from the effects of changes in market prices of those securities and derivative instruments, but are included with the net realized and unrealized gain (loss) on securities and derivative instruments. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.

Forward Foreign Currency Exchange Contracts — Core Fixed Income, Core Plus Fixed Income and Investment Grade Credit may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. Core Fixed Income, Core Plus Fixed Income and Investment Grade Credit may also purchase and sell forward contracts to seek to increase total return. All commitments are “marked-to-market” daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Funds’ financial statements. The Funds record realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At January 31, 2007, the Funds had segregated sufficient cash and/or securities to cover any commitments under these contracts.

Futures Contracts — The Funds may enter into futures transactions to hedge against changes in interest rates, securities prices, currency exchange rates or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds are required to segregate cash or securities equal to the minimum “initial margin” requirement of the associated futures exchange. Subsequent payments for futures contracts (“variation margin”) are paid or received by the Funds, dependent on the fluctuations in the value of the contracts, and are recorded for financial reporting purposes as unrealized gains or losses. When contracts are closed, the Funds realize a gain or loss.

     The use of futures contracts involves, to varying degrees, elements of market risk and counterparty risk which may exceed the amounts recognized in the Statement of Assets and Liabilities. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. This risk may decrease the effectiveness of the Funds’ strategies and potentially result in a loss.

Mortgage Dollar Rolls — The Funds may enter into mortgage “dollar rolls” in which the Funds sell securities in the current month for delivery and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. For financial reporting and tax reporting purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

     During the settlement period between sale and repurchase, the Funds will not be entitled to accrued interest and/or receive principal payments on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. In the event the buyer of the securities under a dollar roll transaction files for bankruptcy or becomes insolvent, the Funds’ use of proceeds of the transaction may be restricted pending a determination by or with respect to the other party.

GOLDMAN SACHS SINGLE/MULTI-SECTOR TAXABLE FIXED INCOME FUNDS

January 31, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by the Funds may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.

     Pursuant to exemptive relief granted by the Securities and Exchange Commission the (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management or investment advisory agreements with Goldman Sachs Asset Management, L.P. (“GSAM”), or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.

At January 31, 2007, the Funds had undivided interests in the Joint Repurchase Agreement Account II, as follows:

Principal
Fund	Amount

Government Income	$54,700,000

U.S. Mortgages	21,300,000

Core Fixed Income	31,600,000

Investment Grade Credit	6,600,000

Core Plus Fixed Income	12,700,000

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount	Rate	Date	Value

ABN Amro, Inc.	$500,000,000	5.28%	02/01/07	$500,073,333

Banc of America Securities LLC	1,500,000,000	5.28	02/01/07	1,500,220,000

Barclays Capital PLC	1,000,000,000	5.28	02/01/07	1,000,146,667

Bear Stearns	750,000,000	5.28	02/01/07	750,110,000

Credit Suisse Securities (USA) LLC	1,000,000,000	5.28	02/01/07	1,000,146,667

Deutsche Bank Securities, Inc.	1,000,000,000	5.28	02/01/07	1,000,146,667

Greenwich Capital Markets	300,000,000	5.28	02/01/07	300,044,000

Merrill Lynch	500,000,000	5.28	02/01/07	500,073,333

Morgan Stanley & Co.	500,000,000	5.28	02/01/07	500,073,333

UBS Securities LLC	1,500,000,000	5.28	02/01/07	1,500,220,000

Wachovia Capital Markets	250,000,000	5.28	02/01/07	250,036,667

TOTAL	$8,800,000,000			$8,801,290,667

At January 31, 2007, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 7.23%, due 02/09/07 to 11/01/16; Federal Home Loan Mortgage Association, 3.00% to 9.00%, due 05/01/08 to 11/01/46; Federal National Mortgage Association, 0.00% to 7.50%, due 03/01/07 to 01/01/47 and Government National Mortgage Association, 4.50% to 7.50%, due 02/15/07 to 01/15/37. The aggregate market value of the collateral, including accrued interest, was $9,002,503,735.

Securities purchased on a when-issued or delayed-delivery basis — The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed delivery basis may settle a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. In addition to the normal credit and market risks, transactions with delayed settlement dates may expose the Funds to greater risk that such transactions may not be consummated.

GOLDMAN SACHS SINGLE/MULTI-SECTOR TAXABLE FIXED INCOME FUNDS

January 31, 2007 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

Segregation Transactions — As set forth in the prospectus, the Funds may enter into certain derivative transactions to seek to increase total return. Forward foreign currency exchange contracts, futures contracts, swap contracts, mortgage dollar rolls, when-issued securities and forward commitments represent examples of such transactions. As a result of entering into these transactions, the Funds are required to segregate liquid assets, with a current value equal to or greater than the market value of the corresponding transactions.

Swap Contracts — The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market, liquidity, elements of credit, legal and documentation risk. The Funds may invest in the following types of swaps;

     An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
     A total return swap is an agreement that gives the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty.
     Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically a corporate issuer on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of a corporate issuer or to take an active long or short position with respect tp the likelihood of a particular issuer’s default. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. Credit default swaps may involve greater risks than if a Fund had invested in the referenced obligation directly. If the Fund enters into a buy contract and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty. In addition, if the Fund enters into a sale contract and a credit event occurs, the value of the referenced obligation received by the Fund reduced by the periodic payments previously received may be less than the maximum payout amount it pays to the counterparty, resulting in a loss to the Fund.
     Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or models prices and the change in value, if any, is recorded as an unrealized gain or loss. An upfront payment made and/or received by the Funds, is recorded as an asset and/or liability and is only recorded as a realized again or loss when either the contract’s term ends or, with respect to a Credit Default Swap, a credit occurs. Periodic payments received or made on swap contracts are recorded as realized gain or loss. Gains or losses are also realized upon early termination of the swap agreements.

Treasury Inflation-Protected Securities — The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds on which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index (“CPI”). The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date April 2, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date April 2, 2007

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date April 2, 2007

* Print the name and title of each signing officer under his or her signature.